As filed with the Securities and Exchange Commission on March 2, 1998.

                                    Registration Nos.:            33-82270
                                                                  811-8672

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X
                                                             -

Pre-Effective Amendment No.

     Post-Effective Amendment No. 6
                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No. 7

                           USAA LIFE INVESTMENT TRUST
               (Exact Name of Registrant As Specified in Charter)

              9800 Fredericksburg Road, San Antonio, Texas  78288
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code:  210-498-8000

                         RICHARD T. HALINSKI, JR., ESQ.
                              DWAIN A. AKINS, ESQ.
                        Life & Health Insurance Counsel
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                           San Antonio, Texas  78288
                    (Name and Address of Agents for Service)

                                   Copies to:

                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

--------   Immediately upon filing pursuant to paragraph (b) of Rule 485

--------   On (date), pursuant to paragraph (b) of Rule 485
   X
--------   60 days after filing pursuant to paragraph (a)(1) of Rule 485

--------   On (date) pursuant to paragraph (a)(1) of Rule 485

--------   75 days after filing pursuant to paragraph (a)(2) of Rule 485

--------   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

-------- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cross-reference Sheet Required by
Rule 495 under the Securities Act of 1933



PART A
Form N-1A Item No.                         Caption in Prospectus
------------------                         ---------------------
1.   Cover Page                            Cover Page

2.   Synopsis                              Not applicable

3.   Condensed Financial Information       Financial Highlights

4.   General Description of                Cover Page; Introduction;
     Registrant                            The Funds; Certain Investment
                                           Policies, Techniques and
                                           Restrictions; Special Risk
                                           Considerations; Investment
                                           Restrictions; Performance
                                           Information

5.   Management of the Fund                Management

5A.  Management's Discussion of Fund       Not applicable
     Performance

6.   Capital Stock and Other Securities    Introduction; Dividends and
                                           Distributions; Tax Matters;
                                           Additional Information About
                                           the Trust

7.   Purchase of Securities Being          Purchase of Fund Shares;
     Offered                               Valuation of Fund Shares

8.   Redemption or Repurchase              Redemption of Fund Shares

9.   Legal Proceedings                     Not applicable


Part B                                               Caption in
Form N-1A Item No.                          Statement of Additional Information
------------------                          -----------------------------------
10.  Cover Page                             Cover Page

11.  Table of Contents                      Table of Contents

12.  General Information and History        General Information and History

13.  Investment Objectives and              Investment Policies and Techniques;
     Policies                               Investment Restrictions; Portfolio
                                            Transactions--Portfolio Turnover
                                            Rates

14.  Management of the Fund                 The Trust's Adviser; Trustees and
                                            Officers of the Trust

15.  Control Persons and Principal          Principal Holders of Securities
     Holders of Securities

16.  Investment Advisory                    The Trust's Adviser; Custodian;
                                            Transfer Agent; Independent Auditors

17.  Brokerage Allocation                   Portfolio Transactions

18.  Capital Stock and Other                Further Description of Trust Shares
     Securities

19.  Purchase, Redemption and Pricing       Valuation of Securities; Additional
      of Securities Being Offered            Information Regarding Redemption


20.  Tax Status                             Certain Federal Income Tax
                                             Considerations


21.    Underwriters                         Distributor

22.    Calculation of Performance Data      Calculation of Performance Data

23.    Financial Statements                 Financial Statements


Part C
-------

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.


45219

                                                             [Logo Appears Here]
                                                             -------------------


                                                     USAA LIFE INSURANCE COMPANY
                                                                VARIABLE ANNUITY

                                                                 MAY 1, 1998

THE TRUST
USAA LIFE INVESTMENT TRUST
9800 Fredericksburg Road
San Antonio, Texas 78288

                                               Prospectus dated: May 1, 1998
--------------------------------------------------------------------------------

     USAA Life Investment Trust (the "Trust") is a Delaware business trust organized on July 20, 1994. The Trust is a diversified open-end management investment company (commonly referred to as a "mutual fund"), which consists of the following seven separate series, each with its own investment objectives and policies (individually, "Fund"; collectively "Funds"):

USAA LIFE MONEY MARKET FUND ("Money Market Fund"). The Money Market Fund's investment objective is to obtain the highest level of current income consistent with preservation of capital and maintenance of liquidity.

USAA LIFE INCOME FUND ("Income Fund"). The Income Fund's investment objective is maximum current income without undue risk to principal.

USAA LIFE GROWTH AND INCOME FUND ("Growth and Income Fund"). The Growth and Income Fund's investment objective is capital growth and current income.

USAA LIFE WORLD GROWTH FUND ("World Growth Fund"). The World Growth Fund's investment objective is long-term capital appreciation.

USAA LIFE DIVERSIFIED ASSETS FUND ("Diversified Assets Fund"). The Diversified Assets Fund's investment objective is long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE AGGRESSIVE GROWTH FUND ("Aggressive Growth Fund"). The Aggressive Growth Fund's investment objective is appreciation of capital.

USAA LIFE INTERNATIONAL FUND  ("International Fund").   The International Fund's
primary investment objective is capital appreciation with current income as a secondary objective.
     The Trust currently offers its shares only to the Separate Account of USAA Life Insurance Company (the "Separate Account") and The Life Insurance Separate Account of USAA Life Insurance Company (the "Life Insurance Separate Account") (collectively, the "Separate Accounts"). The Trust shares serve as the funding medium for certain variable annuity contracts (the "Contracts") and variable life insurance policies (the "Policies") that USAA Life Insurance Company ("USAA Life") offers to individual members and families of members of the United Services Automobile Association ("USAA"), as well as to the general public.
USAA is the parent company of the USAA group of companies (a large diversified financial services conglomerate), which includes USAA Life and USAA Investment Management Company ("USAA IMCO"), the investment adviser ("Adviser") to the Trust. As Adviser to the Trust, USAA IMCO will use its professional experience and expertise to assist the Funds in trying to meet their objectives. However, there can be no assurance that these objectives will be attained. SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE. BECAUSE THE WORLD GROWTH FUND AND THE INTERNATIONAL FUND EACH MAY INVEST PRIMARILY IN FOREIGN SECURITIES, THEY INVOLVE A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. (SEE "SPECIAL RISK CONSIDERATIONS" below.)
     This Prospectus provides prospective purchasers of the Contracts and Policies with basic information regarding the Trust that they should know before allocating premium payments to any Fund. Please read it carefully and retain it for future reference. Additional information regarding the Trust is contained in a Statement of Additional Information ("SAI") dated May 1, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in this Prospectus by reference. If you have any questions about this Prospectus or desire a copy of the SAI at no charge, please write to the Trust at the address shown above or call: (210) 456-9035 or toll free 1-800-531-4440.
--------------------------------------------------------------------------------

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE USAA LIFE MONEY MARKET
 FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE
                   NO ASSURANCE THAT THE FUND WILL BE ABLE
        TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                      41 B

TABLE OF CONTENTS:
------------------
INTRODUCTION..............................................................  B

FINANCIAL HIGHLIGHTS......................................................  B

THE FUNDS  40B
 USAA Life Money Market Fund..............................................  B
 USAA Life Income Fund....................................................  B
 USAA Life Growth and Income Fund.........................................  B
 USAA Life World Growth Fund..............................................  B
 USAA Life Diversified Assets Fund........................................  B
 USAA Life Aggressive Growth Fund.........................................  B
 USAA Life International Fund.............................................  B
CERTAIN INVESTMENT POLICIES, TECHNIQUES AND RESTRICTIONS..................  B
  Convertible Securities..................................................  B
  Municipal Lease Obligations.............................................  B
  Mortgage-Backed and Asset-Backed Securities.............................  B
  Yankee and Eurodollar Obligations.......................................  B
  Depositary Receipts.....................................................  B
  Forward Currency Contracts..............................................  B
  Repurchase Agreements...................................................  B
  Master Demand Notes.....................................................  B
  Variable Rate Securities................................................  B
  Put Bonds...............................................................  B
  When-Issued Securities..................................................  B
  Liquidity...............................................................  B
  Portfolio Turnover......................................................  B
SPECIAL RISK CONSIDERATIONS...............................................  B
  REITS...................................................................  B
  Foreign Securities......................................................  B
  Forward Currency Contracts..............................................  B

INVESTMENT RESTRICTIONS...................................................  B

MANAGEMENT................................................................  B
  Advisory Fees...........................................................  B
  Expenses................................................................  B
  Portfolio Transactions..................................................  B
  Portfolio Managers......................................................  B

PURCHASE OF FUND SHARES...................................................  B
  Distributor.............................................................  B

REDEMPTION OF FUND SHARES.................................................  B

VALUATION OF FUND SHARES..................................................  B

DIVIDENDS AND DISTRIBUTIONS...............................................  B

TAX MATTERS...............................................................  B
  Diversification.........................................................  B

PERFORMANCE INFORMATION...................................................  B

ADDITIONAL INFORMATION ABOUT THE TRUST....................................  B
  Organization and Capitalization.........................................  B
  Voting Privileges.......................................................  B

SERVICE PROVIDERS.........................................................  B


                                      42 B

INTRODUCTION
------------

     The Trust is registered with the SEC as a diversified, open-end management investment company. The Trust currently consists of seven Funds, each of which represents a separate series of shares of beneficial interest in the Trust. The Trust serves as the funding vehicle for Contracts and Policies issued by USAA Life through the Separate Account and the Life Insurance Separate Account, respectively. Each of the Separate Accounts, and not the individual Contract and Policy Owners ("Contract Owners and Policy Owners, respectively"), are the shareholders of the Trust. However, certain voting instruction privileges with respect to Trust shares are extended to Contract Owners and Policy Owners. See "Voting Privileges," below. A prospectus describing the Contracts and Policies accompanies this Prospectus.

FINANCIAL HIGHLIGHTS
--------------------

     Set out below are the Financial Highlights for each Fund of the Trust expressed in terms of one share outstanding for each of the periods shown. The information contained in the Financial Highlights derived from the Funds' financial statements which have been audited by KPMG Peat Marwick LLP, the Trust's independent auditors, whose report thereon is contained in the Trust's Annual Report to Shareholders ("Annual Report"). The Financial Highlights should be read in conjunction with the Trust's audited financial statements and notes thereto which are contained in the Annual Report. Additional information about the performance of the Trust and the Funds has been included in the Annual Report, which may be obtained upon request, without charge, by calling 1-800-531-4440 or writing the Trust at 9800 Fredericksburg Road, San Antonio, Texas 78288.
--------------------------------------------------------------------------------
USAA LIFE INVESTMENT TRUST FINANCIAL HIGHLIGHTS
PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING FOR THE PERIOD FROM JANUARY 1, 1997 THROUGH DECEMBER 31, 1997 IS AS FOLLOWS:

                                               USAA LIFE      USAA LIFE      USAA LIFE       USAA LIFE       USAA LIFE
-------------------------------------------------------------------------------------------------------------------------
                                                 MONEY          INCOME       GROWTH AND        WORLD        DIVERSIFIED
-------------------------------------------------------------------------------------------------------------------------
                                              MARKET FUND        FUND       INCOME FUND     GROWTH FUND     ASSETS FUND
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            $ 1.00       $ 10.51         $ 15.06         $ 12.77         $ 12.95
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                .05           .75             .28             .17             .50
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains                      -           .46            3.68            1.62            2.14
-------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income            (.05)         (.76)           (.27)           (.17)           (.50)
-------------------------------------------------------------------------------------------------------------------------
Distributions of realized capital gains                -             -            (.77)          (1.05)           (.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                  $ 1.00       $ 10.96         $ 17.98         $ 13.34         $ 14.48
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                    5.35(a)      11.60(a)        26.43(a)        14.08(a)        20.70(a)
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)                $15,131       $28,246         $85,750         $39,510         $48,212
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)          .35           .35             .34             .59             .35
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets,
 excluding reimbursements (%)                        .70           .52            N/A             N/A              .42
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets (%)                                     5.22          7.16            1.80            1.20            4.02
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 -         30.77           20.26           48.89           19.19
-------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share                 -       $ .0500        $  .0498        $  .0063         $ .0507


   (a) The total return of a Fund refers to the percentage change in value of a hypothetical investment, including the deduction of a proportional share of fund expenses, and assumes all income and capital gains distributions are reinvested. Total returns for the period do not reflect expenses that apply at the Separate Account level including risk and expense charges. These expenses would reduce the total return for the period shown.


PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING FOR THE PERIOD FROM MAY 1, 1997 THROUGH DECEMBER 31, 1997 IS AS FOLLOWS:


                                                       USAA LIFE               USAA LIFE
----------------------------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH          INTERNATIONAL
----------------------------------------------------------------------------------------------
                                                         FUND                    FUND
----------------------------------------------------------------------------------------------
Net asset value at beginning of period             $10.00                  $10.00
----------------------------------------------------------------------------------------------
Net investment income (loss)                         (.01)                    .05
----------------------------------------------------------------------------------------------
Net realized and unrealized gains                    1.83                     .15



                                      43 B


Distributions from net investment income                -                    (.05)
----------------------------------------------------------------------------------------------
Distributions of realized capital gains               (.12)                  (.10)
----------------------------------------------------------------------------------------------
Net asset value at end of period                  $  11.70                $ 10.05
----------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                     18.26(a)                1.92(a)
----------------------------------------------------------------------------------------------

Net assets at end of period (000)                 $ 42,545                $21,582
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)            .70(b)                1.10(b)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets,
 excluding reimbursements (%)                          .85(b)                1.24(b)
----------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)                                        (.15)(b)                .70(b)
----------------------------------------------------------------------------------------------
Portfolio turnover (%)                               73.77                  30.57
----------------------------------------------------------------------------------------------
Average commission rate paid per share            $    .0489              $   .0082


   (a) The total return of a Fund refers to the percentage change in value of a hypothetical investment, including the deduction of a proportional share of fund expenses, and assumes all income and capital gains distributions are reinvested. Total returns for the period do not reflect expenses that apply at the Separate Account level including risk and expense charges. These expenses would reduce the total return for the period shown.
   (b) Annualized. This ratio is not necessarily indicative of 12 months of operation.




                                      44 B

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING FOR THE PERIOD FROM JANUARY 1, 1996 THROUGH DECEMBER 31, 1996 IS AS FOLLOWS:


                                               USAA LIFE      USAA LIFE      USAA LIFE       USAA LIFE       USAA LIFE
----------------------------------------------------------------------------------------------------------------------------
                                                 MONEY          INCOME       GROWTH AND        WORLD        DIVERSIFIED
----------------------------------------------------------------------------------------------------------------------------
                                              MARKET FUND        FUND       INCOME FUND     GROWTH FUND     ASSETS FUND
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     1.00     $   11.32       $   12.60      $    11.10      $    11.96
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                .05           .92             .26             .18             .62
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                -          (.84)           2.79            2.16            1.10
----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income            (.05)         (.89)           (.26)           (.16)           (.62)
----------------------------------------------------------------------------------------------------------------------------
Distributions of realized capital gains                -             -            (.33)           (.51)           (.11)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $     1.00     $   10.51       $   15.06      $    12.77      $    12.95
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                             5.25(a)         0.67(a)       24.13(a)        21.12(a)        14.30(a)
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)                $11,245       $24,049         $55,932         $37,535         $30,390
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)          .35           .35             .35             .65             .35
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets,
 excluding reimbursements (%)                       1.24           .65             .53             .82             .61
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets (%)                                     5.10          6.99            2.25            1.45            4.46
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 -         97.74           14.55           57.66           43.75
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share                 -       $ .0500         $ .0490         $ .0006         $ .0471


   (a) The total return of a Fund refers to the percentage change in value of a hypothetical investment, including the deduction of a proportional share of fund expenses, and assumes all income and capital gains distributions are reinvested. Total returns for the period do not reflect expenses that apply at the Separate Account level including risk and expense charges. These expenses would reduce the total return for the period shown.



PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING FOR THE PERIOD FROM JANUARY 5, 1995 (THE TRUST'S DATE OF INCEPTION) THROUGH DECEMBER 31, 1995 IS AS
FOLLOWS:



                                                 USAA LIFE      USAA LIFE      USAA LIFE       USAA LIFE       USAA LIFE
                                                   MONEY          INCOME       GROWTH AND        WORLD        DIVERSIFIED
                                                MARKET FUND        FUND       INCOME FUND     GROWTH FUND     ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              $ 1.00       $ 10.00         $ 10.00         $ 10.00         $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.06(a)         0.78(a)       0.34(a)         0.17(a)         0.55(a)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                         -          1.61            2.83            1.79            2.08
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income             (0.06)        (0.76)          (0.30)          (0.16)          (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Distributions of realized capital gains                  -         (0.31)          (0.27)          (0.70)          (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                    $ 1.00       $ 11.32         $ 12.60         $ 11.10         $ 11.96
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                               5.69(b)         23.88(b)      31.72(b)        19.55(b)        26.33(b)
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period (000)                   $7,802       $25,823         $28,761         $24,706         $26,311
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)    0.35(c)         0.35(c)      0.35(c)        0.65(c)        0.35(c)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets,
 excluding reimbursements (%)                  2.29(c)         0.65(c)       0.66(c)         0.87(c)         0.64(c)
-----------------------------------------------------------------------------------------------------------------------------


                                      45 B

----------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets (%)                                 5.55(c)   7.07(c)   2.82(c)   1.55(c)   4.93(c)
----------------------------------------------------------------------------------------------
Portfolio turnover (%)                               -     55.08     17.73     78.86     58.87
----------------------------------------------------------------------------------------------
Average commission rate paid per share (%)           -   $0.0400   $0.0489   $0.0076   $0.0482
----------------------------------------------------------------------------------------------

   (a) Calculated using weighted average shares.
   (b) The total return of a Fund refers to the percentage change in value of a hypothetical investment, including the deduction of a proportional share of fund expenses, and assumes all income and capital gains distributions are reinvested. Total returns for the period do not reflect expenses that apply at the Separate Account level including risk and expense charges. These expenses would reduce the total return for the period shown.
   (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.




                                      46 B

THE FUNDS
---------

     Set out below is a description of the investment objectives, investment program, policies, and restrictions of each Fund. The investment objective of each Fund is a fundamental policy that may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the Investment Company Act of 1940 ["1940 Act"]). The investment program, policies,
and restrictions   except as otherwise noted or as required by law, are not
fundamental, and may be changed by the Board of Trustees of the Trust ("Board of Trustees") without shareholder approval. There are risks in the ownership of any security, and no assurance can be given that any Fund will achieve its investment objective.

USAA LIFE MONEY MARKET FUND

INVESTMENT OBJECTIVE. The Money Market Fund's investment objective is to obtain the highest level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT PROGRAM. The Fund will pursue this objective by investing its assets in a diversified portfolio of high quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less. Consistent with regulatory requirements, the Fund will maintain an overall dollar-weighted average portfolio maturity of no more than 90 days. The Fund currently invests in money market instruments with relatively short maturities. This is done primarily to facilitate the redemption of Fund shares when Contract or Policy values are allocated from the Money Market Fund Account to other Fund Accounts following the "Free Look" period described in the accompanying Contract or Policy prospectus.

     The Fund may invest in the following categories of money market instruments: (1) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations; (2) corporate debt obligations such as notes, bonds, and commercial paper; (3) U.S. bank or foreign bank obligations including certificates of deposit, banker's acceptances, and time deposits; (4) obligations of state and local governments and their agencies and instrumentalities; (5) municipal lease obligations; (6) mortgage-backed securities; (7) asset-backed securities; (8) dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions ("Eurodollar obligations"); (9) dollar-denominated instruments issued by foreign issuers in the U.S. capital markets ("Yankee obligations"); (10) master demand notes; and (11) other short-term debt obligations. As a matter of operating policy, the Fund will limit its investments in any one issuer (other than the U.S. Government, its agencies or instrumentalities) to no more than 5% of its total assets.

     The Fund will purchase only high quality debt securities that qualify, at the time of purchase, as "first-tier" securities as defined by Rule 2a-7 under the 1940 Act. In general, a first-tier security means a security that is: (1) issued or guaranteed by the U.S. Government or any agency or instrumentality thereof; (2) rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or by one NRSRO if the security is rated by only one NRSRO; (3) unrated but issued by an issuer that has other comparable short-term debt obligations so rated; or (4) unrated but determined to be of comparable quality by the Adviser. If a security is downgraded after purchase, the Adviser will follow written procedures adopted by the Board of Trustees to determine whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security. Current NRSROs include: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc.("Fitch IBCA"), Duff & Phelps Inc. ("D&P"), and Thompson BankWatch, Inc.(See Appendix A to the SAI for a further description of debt ratings provided by these NRSROs.)

     The value of the Money Market Fund's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument. The market value of a money market instrument can fluctuate due to changes in short-term interest rates or changes in the actual or perceived creditworthiness of the issuer or guarantor.

     WHO SHOULD INVEST. The Money Market Fund is designed for investors seeking to benefit from money market yields consistent with safety of principal. The Fund does not constitute a balanced investment program, but rather, is a useful component of a long-term balanced investment program for the conservative investor. The securities in which the Money Market Fund may invest may not yield as high a level of income as securities with a lesser degree of credit safety and liquidity or longer-term debt obligations. Accordingly, the Money Market Fund is expected to provide lower levels of income and risk than the Income Fund. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so. The Money Market Fund's shares are neither insured nor guaranteed by the U.S. Government. Moreover, because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

                                      47 B

USAA LIFE INCOME FUND

INVESTMENT OBJECTIVE. The Income Fund's investment objective is to obtain maximum current income without undue risk to principal.

INVESTMENT PROGRAM. The Fund will pursue this objective by investing, under normal market conditions, primarily (i.e., not less than 65% of its total assets) in a diversified portfolio of U.S. dollar-denominated debt and income producing equity securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, the Fund may invest a greater portion of its assets in securities the value of which is believed to be less sensitive to interest rate changes.

     The debt securities in which the Fund can invest include: (1) obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations; (2) mortgage-backed securities;
(3) corporate debt securities such as notes, bonds, and commercial paper; (4) debt securities of real estate investment trusts; (5) U.S. bank obligations, including certificates of deposit and banker's acceptances; (6) obligations of state and local governments and their agencies and instrumentalities; (7) asset-backed securities; (8) master demand notes; (9) Eurodollar obligations; (10) Yankee obligations; and (11) other debt securities. In addition to investments in debt securities, the Fund can invest in dividend paying common stocks, preferred stocks, and securities that are convertible into common stocks or that carry the right to buy common stocks ("convertible securities"). For convenience, this Prospectus refers to common stocks, preferred stocks and convertible securities collectively as "Equity Securities". The Fund also may invest in U.S. real estate investment trusts ("REITS"). For a discussion of risks associated with investments in REITs, see "Special Risk Considerations - REITS," below.

     As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.

     The debt securities must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated in the top four categories of any one NRSRO (e.g., those rated at least Baa by Moody's, BBB by S&P, BBB by Fitch, or BBB by D&P), or those judged to be of equivalent quality by the Adviser if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities. If the rating of a security is downgraded below investment grade, the Adviser will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Fund's Adviser will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. Investment grade debt securities typically do not generate as high a level of income as lower-rated debt securities. The Fund, therefore, can be expected to provide a lower level of income than mutual funds that invest in securities of lesser quality. (See Appendix A to the SAI for a more complete description of debt ratings.)

     The Fund may invest in debt securities of any maturity, which will have a bearing on the interest rate risk that the Fund assumes. Generally, longer-term debt securities are more sensitive to interest rate changes than are shorter-term debt securities.

WHO SHOULD INVEST. The Income Fund is designed primarily for investors seeking to benefit from a level of income higher than that available from the Money Market Fund, and who are willing to accept principal fluctuation. Like the Money Market Fund, the Income Fund should not be relied upon as a complete investment program.

                                      48 B

USAA LIFE GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE. The Growth and Income Fund seeks capital growth and current income.

INVESTMENT PROGRAM. The Fund will pursue this objective by investing, under normal market conditions, not less than 65% of its assets in a diversified portfolio of dividend paying common stocks, convertible securities, nonconvertible preferred stock and nonconvertible debt securities of companies that offer the prospect for growth of earnings. These securities may be listed on a national securities exchange or traded in an established over-the-counter securities market ("OTC market"). The debt securities in which the Fund may invest will be of the type in which the Income Fund may invest.

     The Fund also may invest in REITs. For a discussion of risks associated with investments in REITs, see "Special Risk Considerations - REITS," below. The Fund may invest up to 30% of its total assets in American Depositary Receipts ("ADRs") or similar forms of ownership interests in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. OTC markets. (See "Special Risk Considerations - Foreign Securities," below.)

     As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.

WHO SHOULD INVEST. The Fund is designed for investors seeking to benefit from long-term growth of capital and income. Because of the Fund's emphasis on investments in common stocks, its value will fluctuate based on market conditions. Consequently, the Fund should not be relied on for short-term financial needs or for short-term investment in the stock market.

USAA LIFE WORLD GROWTH FUND

INVESTMENT OBJECTIVE. The World Growth Fund seeks long-term capital appreciation.

INVESTMENT PROGRAM. The Fund will pursue this objective by investing, under normal market conditions, not less than 65% of its total assets in a diversified portfolio of Equity Securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The Fund may purchase ADRs, Global Depositary Receipts ("GDRs") or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. ( For a discussion of the risks pertaining to investments in foreign securities, see "Special Risk Considerations - Foreign Securities," below.) The Fund also may invest in REITs. For a discussion of risks associated with investments in REITs, see "Special Risk Considerations - REITs," below.

     The Fund may invest up to 35% of its total assets in marketable debt securities having remaining maturities of less than one year that are issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such securities. As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in such securities.

     The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing exposure to currency risk, the Fund may enter into forward currency contracts, which involve an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. (See "Certain Investment Policies, Techniques and Restrictions - Forward Currency Contracts," below.)

WHO SHOULD INVEST. The World Growth Fund is designed for investors seeking to diversify by investing in securities of both foreign and domestic issuers, and who are prepared to bear the risks of such investments. (For a discussion of the risks pertaining to investments in foreign securities, see "Special Risk Considerations - Foreign Securities," below.) Because of its emphasis on equity securities and securities of foreign issuers, this Fund should not be relied upon as a complete investment program.

                                      49 B

USAA LIFE DIVERSIFIED ASSETS FUND

INVESTMENT OBJECTIVE. The Diversified Assets Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

INVESTMENT PROGRAM. To achieve its objective, the Fund will invest, under normal market conditions, approximately 60% of its assets in Equity Securities, selected for total return potential, and approximately 40% of its assets in debt securities of varying maturities.

     The equity component of the Fund will consist primarily of "basic value stocks," which consist of Equity Securities of U.S. companies that the Adviser believes are undervalued in relation to such factors as the company's assets and current or prospective earnings. In most cases, these securities will be listed on the New York Stock Exchange, though securities listed on other exchanges or traded in an OTC market may be utilized. The Fund also may invest in REITs. For a discussion of risks associated with investments in REITs, see "Special Risk Considerations - REITs," below.

     The income component of the Fund will consist primarily of debt securities of the type in which the Income Fund may invest. The Fund may also invest in municipal lease obligations. Subject to the policies above, the Fund may shift its emphasis between the equity and income portions of its portfolio based on the Adviser's analysis of relevant market, financial and economic conditions.

     As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.

WHO SHOULD INVEST. The Diversified Assets Fund is designed for investors seeking the benefits of both long-term capital appreciation and current income. This Fund is expected generally to have less exposure to equity securities than the Growth and Income Fund and, unlike that Fund, will not invest in securities of foreign issuers other than Yankee and Eurodollar obligations.


USAA LIFE AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE. The Aggressive Growth Fund seeks appreciation of capital.

INVESTMENT PROGRAM. The Fund will pursue this objective by investing, under normal market conditions, primarily (i.e., not less than 65% of its total assets) in Equity Securities. The Fund will invest in companies that have the prospect of rapidly growing earnings. These investments may tend to be made in smaller, less recognized companies, but may also include large, widely recognized companies. Investments may also include foreign securities. The Fund also may invest in REITs. For a discussion of risks associated with investments in REITs, see "Special Risk Considerations - REITs," below.

     While the portfolio will be broadly diversified, the Fund is expected to be significantly more volatile than the average equity mutual fund. Investing in smaller, less well-known companies, especially those that have a narrow product line or are infrequently traded, often involves greater risk than investing in established companies with proven track records.

     Up to 30% of the Fund's total assets may be invested in foreign securities, including ADRs, GDRs, or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Foreign holdings may include securities issued in emerging as well as established markets. Foreign securities may present greater risks than domestic securities. For a discussion of risks associated with investments in foreign issuers, see "Special Risk Considerations - Foreign Securities," below.

     As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.

WHO SHOULD INVEST. The Fund is designed for investors seeking to benefit from long-term growth of capital. This Fund is expected generally to have greater potential for long-term capital appreciation than the Growth and Income Fund, but also significantly greater volatility.

                                      50 B

USAA LIFE INTERNATIONAL FUND

INVESTMENT OBJECTIVE. The International Fund's primary investment objective is capital appreciation with current income as a secondary objective.

INVESTMENT PROGRAM. The Fund will pursue the objective by investing, under normal market conditions, at least 80% of the Fund's assets in Equity Securities of foreign companies. For purposes of the Fund's investment, a company is deemed to be a foreign company if: (1) it is organized under the laws of a foreign country; and either (2)(a) the principal trading market for the stock is in a foreign country; or (b) at least 50% of its revenues or profits are derived from operations within a foreign country; or (c) at least 50% of its assets are located within a foreign country.

     These investments will be diversified in foreign companies organized in at least four countries (not including the United States). There are no restrictions as to the types of businesses or operations of companies in which the Fund may invest.

     The remainder of the Fund's assets may be invested in Equity Securities of companies that meet either of the two criteria set forth above and certain short-term instruments. These short-term instruments may include marketable securities having remaining maturities of less than one year issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities and repurchase agreements collateralized by such securities. As a temporary defensive measure, the Adviser may invest up to 100% of the Fund's assets in such short-term securities.


     The Fund combines the advantages of investment in diversified international markets with the convenience and liquidity of a mutual fund based in the United States. For a discussion of risks associated with investments in foreign issuers, see "Special Risk Considerations - Foreign Securities," below.

WHO SHOULD INVEST. The Fund is designed primarily for investors seeking to benefit from greater exposure to foreign securities investments than is generally available through the World Growth Fund. The Fund's equity investments ordinarily will consist entirely of securities of foreign issuers. Because of its greater emphasis on foreign securities investments, the Fund can be expected to present a greater level of risk than the World Growth Fund. (For a discussion of the risks pertaining to investments in foreign securities, see "Special Risk Considerations - Foreign Securities," below.)

CERTAIN INVESTMENT POLICIES, TECHNIQUES AND RESTRICTIONS
--------------------------------------------------------

CONVERTIBLE SECURITIES

     Each Fund, other than the Money Market Fund, may invest in bonds, notes, debentures, preferred stocks and other securities that are convertible into or carry the right to buy, common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

     Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Although to a lesser extent than with debt securities generally, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     The convertible debt securities in which these Funds may invest include fixed income or zero coupon debt securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Fixed income convertible securities pay interest with yields generally higher than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

                                      51 B

     Zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"), pay no interest and are sold at substantial discounts from their face value. When held to maturity, their entire income comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

MUNICIPAL LEASE OBLIGATIONS

     The Money Market Fund and Diversified Assets Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, "lease obligations"). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Adviser will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Each Fund, other than the Aggressive Growth Fund, World Growth Fund and the International Fund, may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline. However, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

     Mortgage-backed securities also include collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces ("tranches") with varying maturities and the cash flows from the underlying mortgages are used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

     The weighted-average life of mortgage and asset-backed securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

YANKEE AND EURODOLLAR OBLIGATIONS

     Each Fund, other than the Aggressive Growth Fund, the World Growth Fund and the International Fund, may invest in Yankee and Eurodollar obligations. Yankee obligations include money market instruments and bonds of foreign issuers who customarily register such securities with the SEC and borrow U.S. dollars by issuing such securities for delivery in the United States. Although the principal trading market for Yankee securities is the United States, foreign buyers can and do participate in the Yankee securities market. Interest on such Yankee bonds is customarily paid on a semi-annual basis. The marketability of these "foreign bonds" in the United States is in many cases better than that for foreign bonds in foreign markets, but is, of course dependent upon the quality of the issuer.

                                      52 B

     Eurodollar obligations include money market instruments and bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve certain political and economic risks in addition to credit and market risk.

     In addition, each Fund may invest in Eurodollar and Yankee obligations of investment-grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries. (See "Special Risk Considerations-Foreign Securities," below.)

DEPOSITARY RECEIPTS

     The World Growth Fund, the International Fund, the Growth and Income Fund and the Aggressive Growth Fund may purchase ADRs, which are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an OTC market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available, and (ii) in some cases, the issuers whose securities are represented by ADRs may be subject to the same auditing, accounting, and financial reporting standards as domestic issuers.

     The Aggressive Growth Fund, the World Growth Fund and the International Fund may invest in GDRs. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, GDRs in bearer form are designed for use in foreign securities markets.

FORWARD CURRENCY CONTRACTS

     The Aggressive Growth Fund, the World Growth Fund and the International Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Adviser of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Funds may not enter a forward sale contract with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making the forward sale) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Adviser. (See "Special Risk Considerations - Forward Currency Contracts.")

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements that are collateralized by obligations issued or guaranteed by or backed by the full faith and credit of the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed-upon price on an agreed-upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or another third-party custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

                                      53 B

MASTER DEMAND NOTES

     Each Fund, other than the Aggressive Growth Fund, the World Growth Fund and the International Fund, may invest in variable rate master demand notes ("master demand notes"). Master demand notes are obligations that permit the investment of fluctuating amounts by a Fund, at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Funds' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Funds will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Funds will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Funds generally may invest.

VARIABLE RATE SECURITIES

     Each Fund may invest in securities that bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund, depending on the proportion of such securities held. The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS

     Each Fund may invest in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party generally at face value prior to stated maturity. Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

WHEN-ISSUED SECURITIES

     Each Fund may invest in new issues of securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The market value at the time the transaction is completed may be more or less than the fixed purchase price. Although such commitments are made with the intention of actually acquiring the securities, a Fund can sell a commitment before settlement date, though as a matter of policy, the Funds will not do so. No interest accrues to the purchaser of a when-issued security during the period prior to settlement.

     Securities purchased on a when-issued basis are subject to changes in value in the same way as securities held in a Fund's portfolio, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank.

LIQUIDITY

     Each Fund may invest up to 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities. Commercial paper that is subject to restrictions on transfer, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, put bonds with restrictions on transfer, and lease obligations will not be counted towards the limitation on illiquid securities, provided that the Adviser determines that such securities have a readily available trading market, in accordance with guidelines established by the Board of Trustees.

                                      54 B

PORTFOLIO TURNOVER

     Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund. A Fund's annual portfolio turnover rate may vary significantly from year to year. The portfolio turnover rates for each Fund, other than the Money Market Fund and the Aggressive Growth Fund are not expected to exceed 100%.

     Because a high turnover rate increases transaction costs and may increase net capital gains, the Adviser carefully weighs the anticipated benefits of trading. See "Dividends and Distributions" and "Tax Matters," below.

SPECIAL RISK CONSIDERATIONS
---------------------------

REITs


     Investments by a Fund in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification. See "REITs" in the SAI for more information.

FOREIGN SECURITIES

     Investments by a Fund in foreign securities, including Eurodollar, Yankee, and other foreign obligations, and ADRs and GDRs, may entail one or more of the following risks:

CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. In developing markets, it may be difficult or in some cases impossible to hedge currency risk, due to the lack of available hedging instruments and illiquidity in these markets.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the Commonwealth of Independent States or CIS). These countries were under communist systems that had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.

REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable by the Fund. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations, obtain judgments or effect collections thereon.

MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major U.S. markets. As a result, the securities of some foreign companies and governments may be less liquid and may experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the U.S.

FORWARD CURRENCY CONTRACTS

     The use of forward currency contracts to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a Fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a Fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain.

                                      55 B

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Adviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Fund to do so. It is impossible to forecast what the market value of a portfolio security will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

INVESTMENT RESTRICTIONS
-----------------------

     Except as otherwise indicated, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of any Fund of the Trust, which means the approval of the lesser of: (i) the holders of 67% or more of the shares represented in a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) the holders of more than 50% of the outstanding shares.
(See "Additional Information About the Trust," below.)

A FUND MAY NOT:

a. Borrow money, except that a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1\3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund will not purchase securities when its borrowings exceed 5% of its total assets.

b. With respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940
   Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer. As a non-fundamental operating policy, the VA Money Market Fund, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, will not invest more than 5% of its total assets in the securities (other than securities issued by the U.S. Government or any of its agencies or instrumentalities) issued by a single issuer.

c. Invest more than 25% of the value of its total assets (taken at current value at the time of each investment) in securities of issuers whose principal business activities are in the same industry. With respect to the Money Market Fund, banks are not considered a single industry for purposes of this policy. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

MANAGEMENT
----------

     The Trust has a Board of Trustees which has the primary responsibility for the overall management of the Trust and each of the Funds.

     USAA IMCO serves as the Adviser to the Trust pursuant to an Investment Advisory Agreement dated December 16, 1994, as amended February 7, 1997 to include the Aggressive Growth Fund and International Fund, and as further amended February 18, 1998, to encompass the sale of the Trust's shares to the Life Insurance Separate Account to fund the Policies ("Advisory Agreement"). Under the Advisory Agreement, USAA IMCO is responsible for furnishing a continuous investment program for each Fund; selecting the investments of each Fund, including determining what investments each Fund will purchase, hold, sell, or exchange, and what portion, if any, of the assets of each Fund will remain uninvested; placing all orders for the purchase and sale of investments for each Fund with brokers and dealers selected by the Adviser; assisting the Trust in the preparation of various regulatory reports; and providing office space facilities and personnel in connection with the foregoing. USAA IMCO will render such services in accordance with the investment objectives, investment programs, policies, and restrictions of each Fund, under the supervision of the Board of Trustees.

     USAA IMCO was organized in May 1970, and is registered as an investment adviser with the SEC. USAA IMCO is an indirect wholly-owned subsidiary of USAA and an affiliate of USAA Life and the Trust. As of the date of this Prospectus, the Adviser had approximately $36.8 billion in total assets under management, $23 billion of which are in publicly available mutual funds. The Adviser's mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288 which is also the Home Office of USAA, USAA Life, and other affiliates.

     Officers and employees of the Trust and the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

                                      56 B

ADVISORY FEES

     For its services under the Advisory Agreement, for the Trust's most recent fiscal year ended December 31, 1997, the Trust paid the Adviser a monthly investment advisory fee for each Fund (other than the Aggressive Growth Fund and the International Fund) equal to an annualized rate of 0.20% of the monthly average net assets of each Fund. With respect to the Aggressive Growth Fund and the International Fund, which commenced operations on May 1, 1997, the Trust has paid the Adviser, pursuant to the Advisory Agreement, a monthly investment advisory fee equal to an annualized rate of 0.50% and 0.65%, respectively, of each Fund's monthly average net assets.

EXPENSES

     For the Trust's most recent fiscal year ended December 31, 1997, the total expenses for each Fund were .35% except for the Growth & Income Fund (.34%), World Growth (.59%), Aggressive Growth Fund (.70%), and International Fund (1.10%). Actual total expenses for each Fund, other than the Growth and Income Fund and World Growth Fund, exceeded the foregoing expense ratios, and the excess was borne by USAA Life, out of its General Account, pursuant to an Amended and Restated Underwriting and Administrative Services Agreement, dated December 16, 1994, as amended February 7, 1997 and as amended and restated February 26, 1998 ("Underwriting Agreement"). (See the notes to the Financial Statements set out in the Trust's Annual Report for further information.) USAA Life agreed, pursuant to the Underwriting Agreement, to limit the expenses of each Fund to .35% of its monthly average net assets, with the exceptions of the World Growth Fund, which is limited to .65% of its monthly average net assets, the Aggressive Growth Fund, which is limited to .70% of its monthly average net assets, and the International Fund, which is limited to 1.10% of its monthly average net assets. The Underwriting Agreement is terminable by any party thereto upon 120 days' notice to the other parties.

PORTFOLIO TRANSACTIONS

     The Adviser directs the placement of orders for the purchase and sale of the Funds' portfolio securities. In doing so, the Adviser seeks the best combination of price and execution, which involves a number of judgmental factors. When the Adviser believes that more than one broker or dealer is capable of providing the best combination of price and execution in a particular portfolio transaction, normally a broker or dealer is selected that furnishes research services. The Adviser, a registered broker-dealer, also may act as a broker for the Trust in conformity with the securities laws and rules thereunder.

PORTFOLIO MANAGERS

     Set out below are the names, titles, years of investment management experience, and prior business experience (if they have been with the Adviser for less than five years) of the individuals who are primarily responsible for the day-to-day management of the Funds.

MONEY MARKET FUND. Pamela K. Bledsoe, Executive Director of Money Market Funds at USAA IMCO, is primarily responsible for managing the Money Market Fund and has managed the Fund since June 10, 1996. Ms. Bledsoe has nine years investment management experience and has worked for USAA IMCO for six years, where she has held various positions in Fixed Income Investments.

INCOME FUND. John W. Saunders, Jr., Senior Vice President of Fixed Income Investments at USAA IMCO, is primarily responsible for managing the Income Fund and has managed the Fund since its inception. Mr. Saunders has 29 years investment management experience and has been affiliated with USAA IMCO for 28 years.

GROWTH AND INCOME FUND. R. David Ullom, Assistant Vice President of Equity Investments at USAA IMCO, is primarily responsible for managing the Growth and Income Fund and has managed the Fund since its inception. Mr Ullom has 23 years investment management experience and has been affiliated with USAA IMCO for 13 years.

WORLD GROWTH FUND. David G. Peebles, Vice President of Equity Investments at USAA IMCO, is the asset allocation manager for the Fund. He has been the portfolio manager for the Fund's investments in foreign securities since its inception. He has 32 years investment management experience and has worked for IMCO for 14 years. Since October 1, 1996, Albert C. Sebastian and W. Travis Selmier, II, have co-managed the Fund's investments in foreign securities with Mr. Peebles, who coordinates the activities of the Managers. Messrs. Sebastian and Selmier, each an Assistant Vice President of Equity Investments at USAA IMCO, have 14 and 11 years of investment management experience, respectively. Each has worked for IMCO for over seven years, during which time each has held various positions in Equity Investments.

     R. David Ullom, Assistant Vice President of Equity Investments at USAA IMCO, has managed the Fund's investments in domestic stocks since February 1995. Mr. Ullom has 23 years investment management experience and has worked for IMCO for 12 years.

                                      57 B

DIVERSIFIED ASSETS FUND. Harry W. Miller, Senior Vice President of Equity Investments at USAA IMCO, and Paul H. Lundmark, Assistant Vice President of Fixed Income Investments, together are primarily responsible for managing the fixed income and equity components, respectively, of the Diversified Assets Fund and have managed the Fund since its inception. Mr. Miller also acts as Asset Allocation Manager for the Fund. Mr. Miller has 41 years investment management experience and has been affiliated with USAA IMCO for 24 years. Mr. Lundmark has 12 years investment management experience and has been associated with USAA IMCO for six years.

AGGRESSIVE GROWTH FUND. John K. Cabell Jr., and Eric M. Efron, Assistant Vice Presidents of Equity Investments at USAA IMCO, together are primarily responsible for managing the Fund, which commenced operations on May 1, 1997. Mr. Cabell has 20 years investment management experience and has been affiliated with USAA IMCO for eight years. His business experience during the past five years also included the following position: Chief Economist for Retirement Systems of Alabama from March 1991 to March 1994. Mr. Efron has 23 years investment management experience and has been affiliated with USAA IMCO for six years.

INTERNATIONAL FUND. David G. Peebles, Vice President of Equity Investments, Albert C. Sebastian, Assistant Vice President of Equity Investments and W. Travis Selmier, II, Assistant Vice President of Equity Investments at USAA IMCO, together are primarily responsible for managing the Fund, which commenced operations on May 1, 1997. Mr. Peebles coordinates the activities of the Managers.

     Mr. Peebles has 32 years investment management experience and has been affiliated with USAA IMCO for 14 years. Mr. Sebastian has 14 years investment management experience and has been affiliated with USAA IMCO for seven years. Mr. Selmier has eleven years investment experience and has been affiliated with USAA IMCO for seven years.

PURCHASE OF FUND SHARES
-----------------------

     The Trust currently sells shares of the Funds in a continuous offering only to the Separate Account and the Life Insurance Separate Account to fund benefits, respectively, under the Contracts and Policies issued by USAA Life. Each Separate Account is divided into twelve Fund Accounts, seven of which invest in a corresponding Fund of the Trust, as directed by the Contract and Policy Owners. The Fund Accounts that purchase Trust shares do so at the net asset value per share ("NAV") of the corresponding Funds, without a sales charge, next determined after the Company receives a premium payment or request for a transfer into a Fund.

     Investments in each Fund are credited to each corresponding Fund Account in the form of full and fractional shares of the designated Fund. The Funds do not issue share certificates. Initial and subsequent premium payments allocated to a specific Fund are subject to the limits applied by the Contracts and Policies.

     In the future, the Trust may offer its shares to other separate accounts of USAA Life as well as unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Trust does not foresee any disadvantage to purchasers of variable annuity contracts ("contracts") and variable life insurance policies ("policies") arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interest of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in the Trust could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Trust. If it becomes necessary for any separate account to replace shares of the Trust with another investment, the Trust may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Trust and the Company are subject to conditions imposed by the Securities and Exchange Commission designed to prevent or remedy any conflict of interest. In this connection, the Board of Trustees has the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTOR

     USAA IMCO serves as the distributor of the Fund shares pursuant to the Underwriting Agreement, and receives no separate compensation for its services in this capacity. No commissions are paid in connection with the sale of Fund shares to the Separate Account and the Life Insurance Separate Account.

                                      58 B

REDEMPTION OF FUND SHARES
-------------------------

     USAA Life redeems shares of the appropriate Fund to make withdrawals or transfers under the terms of the Contracts and Policies. Redemptions are processed on each day on which the New York Stock Exchange (the "Exchange") is open for business. Redemptions due to Contract Owner and Policy Owner withdrawals or transfers are processed at the Fund's NAV next determined after USAA Life receives instructions from the Contract Owner or Policy Owner. Redemptions that are not based on actions by Contract Owners or Policy Owners will be effected at the Fund's NAV next determined after the Fund receives the redemption request.

     Payment for redeemed shares will be made promptly, but in no event later than seven days after USAA Life receives the redemption order in proper form. However, the Trust may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC. The amount received upon the redemption of the shares of the Funds may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by a particular Fund.

VALUATION OF FUND SHARES
------------------------

     The price at which shares of the Funds are purchased and redeemed by the Separate Accounts is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing that sum by the number of outstanding shares of the Fund. The NAV per share for each Fund is calculated at the close of the regular trading session of the Exchange, which is usually 4:00 p.m. Eastern time.

VALUATION OF SECURITIES OF THE FUNDS (OTHER THAN THE MONEY MARKET FUND)

     Securities traded on a U.S. exchange are generally valued at the last sales price on the exchange. If no sale is reported, the average of the bid and asked prices is generally used. Securities traded in a U.S. OTC market are generally priced at the last sales price or, if not available, at the average of the bid and asked prices. Debt securities purchased with maturities of 60 days or less are carried at amortized cost, which generally approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees or its delegate. Securities that cannot be valued by the methods set forth above are valued in good faith at fair market value using methods determined by the Adviser under the general supervision of the Board of Trustees.

     Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing value of such security on the exchange where they are primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending on local custom or regulation. Securities traded in a foreign OTC market are valued at the last sales price, or, if not available, at the average of the bid and asked prices. If there is not active trading in a particular security for a given day, the average of the bid and the asked prices is generally used. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of the prices of the foreign portfolio securities of a particular Fund. If an event were to occur after the value of an instrument was established, but before the net asset value per share was determined, which was likely to materially change the net asset value of a particular Fund, then that instrument would be valued using fair value considerations by the Board of Trustees or its delegate.

VALUATION OF THE MONEY MARKET FUND'S SECURITIES

     The valuation of the Money Market Fund's securities is based upon their amortized cost, which does not take into account unrealized capital gain or loss. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument. (See "Valuation of Trust Shares" in the SAI.)

                                      59 B

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     Each Fund, other than the Money Market Fund, declares and pays to its shareholders at least once each year: (1) all net investment income, which includes dividends and interest paid on each Fund's investments less expenses incurred in the Fund's operations; and (2) all net realized short-term and long-term capital gains, if any, earned during the year.

     The Money Market Fund declares a dividend each day the Fund's NAV is calculated, equal to all of its daily net income, payable to its shareholders as of the close of business the preceding business day. The amount of the dividend of the Money Market Fund may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Money Market Fund's net income.

     All distributions, whether from net capital gains or net investment income, will be paid in the form of additional shares of that Fund at NAV. Because the value of each Fund's shares, other than those of the Money Market Fund, is based directly on the amount of its net assets, including any undistributed net income, any distribution of income or capital gains will result in a decrease in the value of that Fund's shares equal to the amount of the distribution. The price of each Fund's shares is quoted ex-dividend on the business day following the record date.

TAX MATTERS
-----------

     Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, and to take all other actions required so that no federal income tax will be payable by the Funds. Each Fund will be treated as a separate entity for federal income tax purposes. As a regulated investment company, each Fund will not be subject to federal income tax provided it distributes all of its investment company income and net capital gains for each taxable year in accordance with the Code.

     The World Growth Fund and the International Fund may make an election to pass through to USAA Life any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to USAA Life. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through. These credits may provide a benefit to USAA Life.

DIVERSIFICATION

     Each Fund is subject to asset diversification requirements described by the U.S. Treasury Department under Section 1.817-5 of the Treasury Regulations. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. Furthermore, each U.S. Government agency or instrumentality is treated as a separate issuer. There are also alternative diversification requirements that may be satisfied by the Funds under the regulations.

     The Funds intend to comply with the diversification requirements. If the Funds or a Fund should fail to comply with these diversification requirements, or fails to meet the requirements of Subchapter M of the Code, Contracts and Policies invested in the Funds would not be treated as annuity contracts or life insurance for income tax purposes under the Code. (See "Certain Federal Income Tax Considerations" in the Trust's SAI for further information.)

     For more detailed information regarding the federal income tax treatment of the Contracts and Policies and distributions to Contract Owners and Policy Owners, please refer to the accompanying Prospectus that describes the Contracts or Policies.

PERFORMANCE INFORMATION
-----------------------

     The Funds may, from time to time, include quotations of their TOTAL RETURN or YIELD in advertisements, sales literature or reports to Contract Owners, Policy Owners or to prospective investors.

     The TOTAL RETURN of a Fund refers to the percentage change in value of a hypothetical investment in the Fund, including the deduction of a proportional share of Fund expenses, and assumes that all dividends and capital gains distributions during the period are reinvested. CUMULATIVE TOTAL RETURN reflects the total change in value of an investment in the Fund over a specified period, including, but not limited to, periods of one, five and ten years, or the period since the Fund's inception through a stated ending date. AVERAGE ANNUAL TOTAL RETURN is the constant rate of return that would produce the cumulative total return over the specified period, if compounded annually. Average annual total return figures are calculated according to a formula prescribed by the SEC.

                                      60 B

     The YIELD of a Fund refers to the income generated by an investment in the Fund over a specific period (seven days in the case of the Money Market Fund, 30 days in the case of all other Funds), excluding realized and unrealized capital gains and losses in the Fund's investments. This income is then "annualized" and shown as a percentage of the investments. The Money Market Fund may also provide quotations of its EFFECTIVE YIELD, which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The EFFECTIVE YIELD of the Money Market Fund will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.

     A Fund may also, from time to time, compare its performance in advertisements, sales literature and reports to Contract Owners, Policy Owners or to prospective investors to: (1) widely recognized indices (e.g., the Standard & Poors 500 Composite Stock Index, the Dow Jones Industrial Average, etc.); (2) other mutual funds whose performance is reported by Lipper Analytical Services, Inc., ("Lipper"), Variable Annuity Research & Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Changing Times and Fortune, which rank and/or rate mutual funds by overall performance or other criteria; and (3) the Consumer Price Index. Lipper, VARDS and Morningstar are widely quoted independent research firms that rank mutual funds by overall performance, investment objectives, and assets. Unmanaged indices may assume the reinvestment of dividends but usually do not reflect any "deduction" for the expense of operating or managing a fund.

     Total return and yield quotations reflect only the performance of a hypothetical investment in the Fund during a specified period. These quotations are based on historical data and do not in any way indicate or project future performance. Quotations of a Fund's total return and yield do not reflect charges or deductions against the Fund Account or charges and deductions against the Contracts or Policies. The share price of the Income Fund, Growth and Income Fund, World Growth Fund, Diversified Assets Fund, Aggressive Growth Fund and International Fund will vary and, when redeemed, may be worth more or less than the original purchase price. The yield of the Money Market Fund will also vary. See the SAI for more information about the Funds' performance.




                                      61 B

ADDITIONAL INFORMATION ABOUT THE TRUST
--------------------------------------

ORGANIZATION AND CAPITALIZATION

     The Trust was organized as a Delaware business trust on July 20, 1994. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having no par value, in one or more series. The Board of Trustees currently has authorized the issuance of seven series of shares representing interests in the respective Funds and may, in the future, authorize the issuance of additional series of shares. Each share of beneficial interest of each Fund represents an equal proportionate interest in that Fund with each other share, and each share is entitled to such dividends and distributions of income belonging to that Fund as may be declared by the Board of Trustees.


     As of February 24, 1998, USAA Life beneficially owned, either directly or through the Separate Account, more than 25% of the shares of beneficial interest in each Fund other than the Money Market Fund. As a result of such ownership, USAA Life may be deemed to be in control of each Fund, other than the Money Market Fund.



VOTING PRIVILEGES

     The voting privileges of Contract Owners and Policy Owners, and limitations on those privileges, are explained in the accompanying prospectus relating to the Contracts and Policies. USAA Life, as the owner of the assets in the Separate Account, will vote Fund shares that are held in the Separate Accounts to fund benefits under the Contracts and Policies in accordance with the instructions of Contract Owners and Policy Owners. This practice is commonly referred to as "pass-through" voting. USAA Life also will vote for or against any proposition, or will abstain from voting, any Fund shares attributable to a Contract or Policy for which no timely voting instructions are received, and any Fund shares held by USAA Life for its own account, in proportion to the voting instructions that it receives with respect to all Contracts and Policies participating in that Fund. This practice is commonly referred to as "mirror" or "echo" voting. If USAA Life determines, however, that it is permitted to vote any Fund shares in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                                      62 B

     Each Fund share is entitled to one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Fund shares. Accordingly, the number of votes obtained will generally vary depending upon which Fund's shares are purchased. For example, a $100 investment in shares of the Money Market Fund purchased at its initial NAV of $1 would result in 100 votes, whereas the same investment in shares of any one of the other Funds purchased at its initial NAV of $10 would result in only 10 votes.

     On matters affecting an individual Fund differently from any other Fund, a separate vote of the shares of that Fund is required. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. The shares of all the Funds vote together on matters that do not affect one Fund differently from another, such as the election of Trustees.

     Under Delaware law, the Trust is not required to hold annual or special meetings of shareholders and the Trust does not expect to hold any such meeting unless required by the 1940 Act. Special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. Also, the holders of an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting at any time for the purpose of voting to remove one or more of the Trustees.

                                      63 B

SERVICE PROVIDERS
-----------------

DISTRIBUTOR:
     USAA Investment Management Company
     9800 Fredericksburg Road
     San Antonio, Texas 78288

CUSTODIAN:
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

TRANSFER AGENT:
     USAA Life Insurance Company
     9800 Fredericksburg Road
     San Antonio, Texas 78288

LEGAL COUNSEL:
     Freedman, Levy, Kroll & Simonds
     1050 Connecticut Avenue, N.W.
     Washington, D.C. 20036

INDEPENDENT AUDITOR:
     KPMG Peat Marwick LLP
     112 East Pecan, Suite 2400
     San Antonio, Texas 78205

     No dealer, salesperson, or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Prospectus does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

USAA LIFE INVESTMENT TRUST

MAY 1, 1998

                                      64 B

                      This page left blank intentionally.

                      STATEMENT OF ADDITIONAL INFORMATION

                           USAA LIFE INVESTMENT TRUST

                                  MAY 1, 1998


This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectus for the USAA Life Investment Trust. The Prospectus sets forth information that a prospective investor ought to know before investing. Capitalized terms used in this SAI that are not otherwise defined herein have the same meaning given to them in the Prospectus. A copy of the Prospectus may be obtained by writing USAA Life Insurance Company at 9800 Fredericksburg Road, San Antonio, Texas 78288, or by calling 1-800-531-4440. This SAI and the Prospectus are dated May 1, 1998, and may be amended from time to time.

                               TABLE OF CONTENTS

                                                           PAGE
                                                           ----

GENERAL INFORMATION AND HISTORY...........................   3
DISTRIBUTOR...............................................   3
INVESTMENT ADVISER........................................   3
CUSTODIAN.................................................   3
TRANSFER AGENT............................................   3
INDEPENDENT AUDITORS......................................   4
LEGAL MATTERS.............................................   4
VALUATION OF SECURITIES...................................   4
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES.....   5
INVESTMENT POLICIES AND TECHNIQUES........................   5
  Section 4(2) Commercial Paper and Rule 144A Securities..   6
  Liquidity Determinations................................   6
  Lending of Securities...................................   6
  Forward Currency Contracts..............................   7
  When-Issued Securities..................................   7
  REITS...................................................   7
INVESTMENT RESTRICTIONS...................................   8
  Additional Restrictions.................................   8
PORTFOLIO TRANSACTIONS....................................   9
  Portfolio Turnover Rates................................  11
FURTHER DESCRIPTION OF TRUST SHARES.......................  11
CERTAIN FEDERAL INCOME TAX CONSIDERATIONS.................  12
TRUSTEES AND OFFICERS OF THE TRUST........................  13
  Committees of the Board of Trustees.....................  15
THE TRUST'S ADVISER.......................................  16
  The Advisory Agreement..................................  16
PRINCIPAL HOLDERS OF SECURITIES...........................  19
CALCULATION OF PERFORMANCE DATA...........................  19
  Yield - Money Market Fund...............................  20
  Yield - Other Funds.....................................  20
  Total Return............................................  20
FINANCIAL STATEMENTS......................................  22
APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS........  23
APPENDIX B - COMPARISON OF FUND PERFORMANCE...............  27

                        GENERAL INFORMATION AND HISTORY

  USAA Life Investment Trust (the "Trust") is a diversified open-end management investment company formed as a business trust under laws of the State of Delaware on July 20, 1994. The Trust was established by USAA Life Insurance Company ("USAA Life" or the "Company") to serve as an investment vehicle for premium payments received by the Company from the sale of variable annuity contracts (the "Contracts") funded through the Separate Account of USAA Life Insurance Company (the "Separate Account"). The Trust also serves as an investment vehicle for premium payments received by the Company from the sale of variable life insurance policies (the "Policies") funded through the Life Insurance Separate Account of USAA Life Insurance Company (the "Life Insurance Separate Account"). The Trust is currently made up of seven investment Funds:
USAA Life Money Market Fund (the "Money Market Fund"), USAA Life Income Fund (the "Income Fund"), USAA Life Growth and Income Fund (the "Growth and Income Fund"), USAA Life World Growth Fund (the "World Growth Fund"), USAA Life Diversified Assets Fund (the "Diversified Assets Fund"), USAA Life Aggressive Growth Fund (the "Aggressive Growth Fund"), and USAA Life International Fund (the "International Fund"), collectively referred to herein as the "Funds." Each Fund represents a separate series of shares of beneficial interest in the Trust. Each share of beneficial interest issued with respect to an individual Fund represents a pro-rata interest in the assets of that Fund and has no interest in the assets of any other Fund. Each Fund bears its own liability and also its proportionate share of the general liabilities of the Trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and its shares are registered under the Securities Act of 1933 (the "1933 Act"). This registration does not imply any supervision by the Securities and Exchange Commission (the "SEC" or the "Commission") over the Trust's management or its investment policies or practices.


                                  DISTRIBUTOR

  The Contracts and Policies are primarily sold in a continuous offering by direct response through salaried sales account representatives who are appropriately licensed under state law to sell variable annuity contracts and variable life insurance policies and registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives and/or principals. The Contracts and Policies are distributed through USAA Investment Management Company ("USAA IMCO" or the "Adviser"), an affiliate of USAA Life, which is registered as a broker-dealer with the SEC and is a member of the NASD.


                               INVESTMENT ADVISER

  USAA IMCO, registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, is the investment adviser to the Trust.


                                   CUSTODIAN

  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the Trust's custodian ("Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, each Fund's investments in foreign securities may be held by certain foreign banks and foreign securities depositories as
agents of the Custodian in accordance with the rules and   regulations
established by the SEC.


                                 TRANSFER AGENT

  USAA Life, the depositor of the Separate Account and the Life Insurance Separate Account, serves as transfer agent for the Trust pursuant to a Transfer Agent Agreement, as amended by a Letter Agreement, dated February 7, 1997, and as further amended February 18, 1998. USAA Life may be reimbursed for its expenses incurred in connection with providing services under the Transfer Agent Agreement.

                               INDEPENDENT AUDITOR


  KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, Texas 78205, independent auditor, will perform an annual audit of USAA Life, the Separate Account, the Trust and USAA IMCO.


                                 LEGAL MATTERS

  Freedman, Levy, Kroll and Simonds, Washington, D.C., has passed upon the legal validity of the Funds' shares and has advised the Trust on certain federal securities law matters.


                            VALUATION OF SECURITIES

  Shares of each Fund are offered on a continuing basis to the Separate Account and the Life Insurance Separate Account through USAA IMCO. The offering price for shares of each Fund is equal to the current net asset value (the "NAV") per share. The NAV per share of each Fund is calculated by adding the value of each of the Fund's portfolio securities and other assets, deducting its liabilities, and dividing the remainder by the number of Fund shares outstanding.

  A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (the "Exchange") is closed. The Exchange is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

  The value of the securities of each Fund, other than the Money Market Fund, is determined by one or more of the following methods:

  (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange, are valued at the last sales price on that exchange. If no sale is reported, the average of the bid price and asked prices is generally used depending upon local custom or regulation.

  (2) Securities traded in a U.S. over-the-counter ("OTC") market are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time regular trading of listed securities closes on the Exchange.

  (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which generally approximates market value. Repurchase agreements are valued at cost.

  (4) Other debt securities are valued each business day by a pricing service (the "Service") approved by the Board of Trustees of the Trust (the "Board of Trustees"). The Service uses the mean between quoted bid and asked prices, or the last sales price, to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indicators as to values from dealing in securities, and general market conditions.

  (5) Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing value of such security on the exchange where they are primarily traded. If no closing price is available, the average of the bid price and asked prices is generally used, depending upon local custom or regulation.

  (6) All foreign securities traded in the OTC market are valued at the last sales price, or, if not available, at the average of the bid and asked prices. If there is not active trading in a particular security for a given day, the average of the bid price and asked prices is generally used.

  (7) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair market value using methods determined by the Adviser under the general supervision of the Board of Trustees. For purposes of determining each Fund's net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the spot price of such currencies against U.S. dollars as last quoted by any recognized broker-dealer.

  Securities trading in foreign markets may not take place on all days on which the Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open. The calculation of a Fund's net asset value therefore may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the Exchange on a day a Fund's net asset value is calculated will not be reflected in a Fund's net asset value, unless the Adviser determines that the particular event would materially affect net asset value. In such a case, the Fund's Adviser, under the supervision of the Board of Trustees, will use all relevant available information to determine a fair value for the affected portfolio securities.

  The value of the Money Market Fund's securities is stated at amortized cost, which generally approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

  The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. The Adviser will purchase U.S. dollar-denominated securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Adviser will invest only in securities that are judged to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the SEC.

  The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.


             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

  The Trust reserves the right to suspend the redemption of Trust shares (1) for any periods during which the Exchange is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.


                       INVESTMENT POLICIES AND TECHNIQUES

  The Prospectus describes certain fundamental investment objectives and certain investment policies applicable to each Fund. The following is provided as additional information.

             SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

  The Funds may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) Commercial Paper"). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of
Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 ("1933 Act"). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

  The Funds may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

  Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.


                            LIQUIDITY DETERMINATIONS

  The Board of Trustees has established guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days ("Demand Feature Securities") may be determined to be liquid for purposes of complying with a Fund's investment restriction applicable to investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Adviser will, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Adviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Adviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Adviser will evaluate the credit quality of the party (the "Put Provider") issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Adviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.


                             LENDING OF SECURITIES

  Each Fund may lend its securities. A lending policy may be authorized by the Board of Trustees and implemented by the Adviser, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Trust's custodian or another third party custodian equal at all times to at least 100% of the value of the loaned securities. The Board of Trustees will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such times as any loan is outstanding. The Trust will continue to receive interest on the loaned securities and will invest the cash collateral in short-term obligations of the U.S. Government or of its agencies or instrumentalities or in repurchase agreements, thereby earning additional interest.

  No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets, except that this limitation does not apply to purchases of debt securities or to repurchase agreements. The Trust may terminate such loans at any time.

                           FORWARD CURRENCY CONTRACTS

  The World Growth Fund, Aggressive Growth Fund and the International Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

  A forward currency contract is an agreement to purchase or sell a specific currency at a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

  Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and may incur currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell that currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


                             WHEN-ISSUED SECURITIES

  Each Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

  Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily deposit adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations).


                                     REITS

  Because each Fund (other than the Money Market Fund and International Fund) may invest a portion of its assets in equity securities of REITs, each Fund may also be subject to certain risks associated with direct investments in REITs.
In addition, the Income Fund, Growth and Income Fund, and Diversified Assets Fund may invest their assets in the debt securities of REITs and therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

                            INVESTMENT RESTRICTIONS

  In addition to the restrictions described in the prospectus, the following investment restrictions have been adopted by the Trust for and are applicable to each Fund as stated. They are considered to be fundamental policies of the Funds, and may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund thus may be changed without affecting those of any other Fund.

  Under the restrictions, each Fund may not:

  (1) Issue senior securities, except for borrowings described under "Investment Restrictions" in the Trust's Prospectus and as permitted under the 1940 Act;

  (2) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

  (3) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent investments in securities secured by real estate or interests therein);

  (4) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements; or

  (5) Purchase or sell commodities or commodities contracts.

  With respect to the Funds' concentration policy as described in the Prospectus, the Adviser uses industry classifications for industries based on categories established by Standard & Poor's Corporation (S&P) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Adviser has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries are included as industry classifications. The Adviser classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or higher education revenue bonds.


                            ADDITIONAL RESTRICTIONS

  The following restrictions are not considered to be fundamental policies of the Funds. Nevertheless, the Trust and each Fund will comply with them if and so long as they are required by any state where the Fund's shares are offered for sale. These additional restrictions may be changed by the Board of Trustees without notice to or approval by the shareholders.

  Under the additional restrictions, each Fund may not:

  (1) Pledge, mortgage or hypothecate its assets to any extent greater than 33 1/3% of the value of its total assets;

  (2) Purchase or retain the securities of any issuer if any officer of the Adviser or officer or Trustee of the Trust own individually more than 1/2% of the outstanding securities of such issuer, and together beneficially own more than 5% of such securities;

  (3) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions and make short sales against the box; for purposes of this restriction, the deposit or repayment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

  (4) Purchase securities of other investment companies, except to the extent permitted by applicable law;

  (5) Purchase or sell puts, calls, straddles or spreads or any combination thereof, except to the extent permitted by applicable law; or

  (6) Purchase interests in oil, gas, or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas.

                             PORTFOLIO TRANSACTIONS

  The Adviser, pursuant to the Advisory Agreement, and subject to the general control of the Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best combination of price and execution available. The Adviser will consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Adviser, better prices and execution are available elsewhere.

     The Trust has no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Trust contemplates that, consistent with obtaining the best combination of price and execution available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Adviser. The Board of Trustees has adopted procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act that are designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Board of Trustees has authorized the Adviser, as a member of the Chicago Stock Exchange, to effect, through USAA Brokerage Services, portfolio transactions for the Trust on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research or other services to the Adviser. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Adviser determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Adviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Adviser in rendering investment management services to other clients (including affiliates of the Adviser), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Adviser in providing investment advice to all its clients (including affiliates of the Adviser), not all of such research may be used by the Adviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Adviser, and the expenses of the Adviser will not necessarily be reduced by the receipt of such supplemental research. See "The Trust's Adviser."

  Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser). On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Adviser's other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust, and in accordance with procedures approved by the Board of Trustees. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

  The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

  For the period from January 5, 1995 (the Trust's date of inception) through December 31, 1995, and for the Trust's two most recently completed fiscal years ended December 31, 1996, and December 31, 1997, respectively, the Funds paid the following amounts in brokerage commissions:


                                    1/1 - 12/31/97*   1/1-12/31/96**   1/5-12/31/95***
                                    ---------------  ---------------  ----------------
         Money Market Fund                      N/A              N/A               N/A
         Income Fund                          3,515  $           500  $          5,212
         Growth and Income Fund              46,551  $        42,972  $         42,257
         World Growth Fund                   67,645  $        97,545  $        103,114
         Diversified Assets Fund             11,852  $        14,825  $         23,619
         Aggressive Growth Fund              46,565              N/A               N/A
         International Fund                  56,011              N/A               N/A

* Includes $484, $524, and $1,456 paid by the Growth and Income Fund, Diversified Assets Fund, and Aggressive Growth Fund, respectively, to USAA Brokerage Services, a discount brokerage service of the Adviser. Those amounts are 1.04%, 4.42%, and 3.13%, respectively, of the aggregate brokerage fees paid by each Fund. For the year ended December 31, 1997, 1.49%, 7.76%, and 2.63% of the aggregate dollar amounts of transactions involving the payment of commissions by the Growth and Income Fund, Diversified Assets Fund, and Aggressive Growth Fund, respectively were effected through USAA Brokerage Services.

**  Includes $2,044, $340, and $3,592, paid by the Growth and Income Fund, World
  Growth Fund, and Diversified Assets Fund, respectively, to USAA Brokerage Services, a discount brokerage service of the Adviser. Those amounts are 4.76%, 0.35%, and 24.23%, respectively, of the aggregate brokerage fees paid by each Fund. For the year ended December 31, 1996, 6.40%, 1.33%, and 31.37% of the aggregate dollar amounts of transactions involving the payment of commissions by the Growth and Income Fund, World Growth Fund, and Diversified Assets Fund, respectively, were effected through USAA Brokerage Services.

*** Includes $5,212, $3,880, $1,700, and $4,240 paid by the Income Fund, Growth and Income Fund, World Growth Fund, and Diversified Assets Fund, respectively, to USAA Brokerage Services, a discount brokerage service of the Adviser. For the year ended December 31, 1995, 100%, 11.61%, 5.10%, and 21.26% of the
  aggregate dollar amounts of transactions involving the payment of commissions by the Income Fund Growth and Income Fund, World Growth Fund, and Diversified Assets Fund, respectively, were effected through USAA Brokerage Services.

  Certain Funds paid brokerage commissions in connection with brokerage transactions that were directed to brokers because of brokerage and research services provided by such brokers. For the Trust's most recently completed fiscal year ended December 31, 1997, the amount of such brokerage transactions and related commissions paid by these Funds were as follows:


                                            TRANSACTION
FUND                       COMMISSIONS        AMOUNTS
-------------------------  -----------  -------------------
Income Fund                     $  550          $   433,248
Growth and Income Fund          13,155          $12,396,495
World Growth Fund                1,318          $   765,590
Diversified Assets Fund          4,120          $ 4,280,057
Aggressive Growth Fund           4,025            2,701,630
International Fund                 300              123,031

                            PORTFOLIO TURNOVER RATES


  The rate of portfolio turnover in any of the Funds will not be a limiting factor when the Adviser deems changes in a Fund's portfolio appropriate in view of its investment objective. Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. It is not anticipated that the portfolio turnover rate of any Fund, other than the Money Market Fund and the Aggressive Growth Fund, will exceed 100%.

  The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.


                      FURTHER DESCRIPTION OF TRUST SHARES


  The Trust is authorized to issue shares of beneficial interest in separate Funds. Seven Funds have been established. Under the Master Trust Agreement, as amended February 7, 1997, and as further amended February 18, 1998 ("Trust Agreement"), the Board of Trustees is authorized to create new Funds in addition to those already existing without shareholder approval.

  The assets of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board of Trustees determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share of that Fund and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board of Trustees. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

  Under the Bylaws of USAA Life Investment Trust (the "Trust Bylaws") no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act.

  Pursuant to the Trust Agreement, any Trustee may be removed by the vote of two-thirds of the Trust shares then outstanding, cast in person or by proxy at any meeting called for the purpose. Under the Trust Bylaws, the Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding not less then 10% of the shares then outstanding.

  On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Fund's shares. However, on matters affecting an individual Fund differently from the other Funds, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but that requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee. Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust.

  When issued, each Fund's shares are fully paid and nonassessable, have no pre-exemptive or subscription rights, and are fully transferable. There are no conversion rights.

                   CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

  Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. Accordingly, no Fund will be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

  To qualify as a regulated investment company, a Fund must, among other things,
(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the 90% test) and; (2) satisfy certain investment diversification requirements at the close of each quarter of the Fund's taxable year. Each of the Funds intends to satisfy these requirements. To deduct the dividends it pays, and therefore not be subject to federal income tax at the Trust level, each Fund must pay dividends each taxable year equal to 90% of its taxable income and 90% of its non-taxable income.

  As discussed in the Prospectus, each Fund is also subject to asset diversification requirements set forth in Section 817(h) of the Code and Section 1.817-5 of the Treasury Regulations. Each of the Funds intends to conduct its investment operations in such a manner as to comply with these diversification requirements.

  In addition to these rules, the Treasury has indicated that it might in the future issue a regulation or a revenue ruling on the issue of whether a variable contract owner is exercising impermissible "control" over the investments underlying a segregated asset account, thereby causing the income earned on a Contract or Policy to be taxed currently.

  The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the 12-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

  The ability of the Aggressive Growth Fund, World Growth Fund and the International Fund to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies, as well as certain other investments.

  If the World Growth Fund or the International Fund invests in an entity that is classified as a Passive Foreign Investment Company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.

                       TRUSTEES AND OFFICERS OF THE TRUST

  The Board of Trustees consists of five Trustees. Set forth below are the Trustees and officers of the Trust, their ages and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288. Asterisks denote Trustees who are interested persons of the Trust within the meaning of the 1940 Act.


                                                   PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE    POSITION WITH TRUST           THE PAST FIVE YEARS
-----------------------  -------------------  --------------------------------------
Edwin L. Rosane*         Chairperson and      Chief Executive Officer and President,
Age 61                   President            USAA Life

Michael J.C. Roth*       Vice Chairperson     Chief Executive Officer and President,
Age 56                                        USAA IMCO, since October 1993 and
                                              January 1990, respectively

June R. Reedy/1/         Trustee              Chairman, Mayor's Task Force To
211 N. Presa                                  Revitalize the Historic Civic Center
San Antonio, Texas                            of San Antonio; City Commissioner,
78205,                                        Historic Design & Review,
Age 68                                        City of San Antonio
                                              (Volunteer)

-----------
/1/ Ms. Reedy retired as a Vice President of USAA Life Insurance Company on December 31, 1985.

                                                    PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE    POSITION WITH TRUST            THE PAST FIVE YEARS
-----------------------  -------------------  ---------------------------------------
Neil H. Stone            Trustee              Attorney (Associate), Gendry & Sprague,
10100 Reunion Place,                          P.C. (known as Gendry, Sprague &
Suite 850                                     Wachsmuth until November 1994)
San Antonio, Texas
78216,
Age 55

Gary W. West             Trustee              President, Radiation Oncology of San
8038 Wurzbach,                                Antonio, Professional Association
Suite 870
San Antonio, Texas
78229,
Age 58

Kenneth McClure          Vice President       Senior Vice President, Life & Health
Age 50                                        Marketing, USAA Life, since January
                                              1997; prior thereto, Senior Vice
                                              President, Life Operations, USAA Life,
                                              since January 1995; prior thereto,
                                              Senior Vice President, Life & Health
                                              Marketing, USAA Life, since August 1992

John W. Saunders, Jr.    Vice President       Senior Vice President - Investments,
Age 63                                        USAA IMCO

Richard T. Halinski, Jr. Secretary            Vice President, USAA, and Assistant
Age 46                                        Secretary, USAA Life, since November
                                              1994 and April 1991, respectively; prior
                                              thereto, Assistant Vice President, USAA
                                              Life and USAA, since April 1991 and
                                              November 1990, respectively

James A. Robinson        Treasurer            Senior Vice President, Finance, USAA
Age 48                                        Life, since April 1992

Dwain A. Akins           Assistant Secretary  Assistant Vice President, USAA,
Age 47                                        since November 1994; Assistant Vice
                                              President & Assistant Secretary since
                                              April, 1995, USAA Life, prior thereto,
                                              Executive Director, USAA, since
                                              February 1991

                                                    PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE    POSITION WITH TRUST            THE PAST FIVE YEARS
-----------------------  -------------------  ---------------------------------------
Caryl J. Swann           Assistant Treasurer  Director, Mutual Fund Portfolio Analysis and
Age 50                                        Support, USAA IMCO, since February 1998;
                                              prior thereto,  Manager, Mutual Fund Accounting

Jeanine A. Merrill       Assistant Treasurer  Manager, Life Financial Analysis and
Age 39                                        Accounting, USAA Life, since January 1998;
                                              prior thereto, Manager, Life Financial Statement
                                              Reporting, USAA Life, since August 1997; prior
                                              thereto, Manager, Regulatory Reporting, USAA Life,
                                              since July 1995; prior thereto, Mutual
                                              Fund Accountant, Statement and Mutual
                                              Fund Accounting, USAA Life, since
                                              September 1994; prior thereto, Mutual Fund
                                              Accountant, USAA IMCO, since July 1990.

                      COMMITTEES OF THE BOARD OF TRUSTEES

  The Trust has an Audit Committee, an Executive Committee and a Pricing and Investment Committee. The duties of these three Committees and their present membership are as follows:

AUDIT COMMITTEE: The members of the Audit Committee consult with the Trust's independent public accountants from time to time regarding financial and accounting matters pertaining to the Trust and meet with the Trust's independent public accountants at least once annually to discuss the scope and results of the annual audit of the Funds and such other matters as the Committee members deem appropriate or desirable. Trustees Reedy, Stone and West are members of the Audit Committee.

EXECUTIVE COMMITTEE: During intervals between meetings of the Board of Trustees, the Executive Committee possesses and may exercise all of the powers of the Board of Trustees in the management of the Trust except as to those matters that specifically require action by the Board of Trustees. Trustees Rosane, Roth and Reedy are members of the Executive Committee.

PRICING AND INVESTMENT COMMITTEE: During intervals between meetings of the Board of Trustees, the Pricing and Investment Committee reviews each Fund's investments and confers with USAA IMCO at such times and as to such matters as the Committee members deem appropriate. Trustees Roth, Stone, and West are members of the Pricing and Investment Committee.

  No remuneration will be paid by the Trust to any Trustee or officer of the Trust who is affiliated with USAA Life or the Adviser. Trustees' fees consisting of an annual retainer of $5,000 for serving on the Board of Trustees, an annual retainer of $500 for serving on one or more committees of the Board of Trustees, and a $500 fee for each regular or special Board meeting will be paid to each Trustee who is not an interested person of the Trust, presently Trustees Reedy, Stone and West. The Trustees are also reimbursed for their expenses incurred in attending any meeting of the Board of Trustees. The Board of Trustees generally meets quarterly.

  The following table sets forth the compensation of the current Trustees for their services as Trustees for the Trust's most recently completed fiscal year ended December 31, 1997:


                             AGGREGATE       AGGREGATE COMPENSATION
                           COMPENSATION          FROM THE USAA
TRUSTEE:                  FROM THE TRUST:      FAMILY OF FUNDS(A):
----------------------  -------------------  ----------------------
Edwin L. Rosane(b)               None                   None
Michael J.C. Roth(c)             None                   None
June R. Reedy.........       $8,500.00                  None
Neil H. Stone.........       $9,000.00                  None
Gary W. West..........       $9,000.00                  None

(a) As of March 2, 1998, the USAA Family of Funds consisted of four registered investment companies, not including the Trust, offering a total of 35 individual funds.

(b) Trustee Rosane is the President and CEO of USAA Life, which is affiliated with the Trust's investment adviser, USAA IMCO, and, accordingly, receives no remuneration from the Trust.

(c) Trustee Roth is affiliated with the Trust's investment adviser, USAA IMCO, and, accordingly, receives no remuneration from the Trust or any other fund within the USAA Family of Funds, although he presently serves on the board of each registered investment company within the USAA Family of Funds.


                              THE TRUST'S ADVISER

  As described in the Prospectus, USAA IMCO is the Adviser to the Trust and provides services under the Advisory Agreement. USAA IMCO was organized in May 1970 and has served as adviser and distributor for the USAA Life Investment Trust from its inception. USAA IMCO is a wholly-owned indirect subsidiary of United Services Automobile Association.

  In addition to providing investment advice to the Trust, the Adviser advises and manages the investments for USAA and its affiliated companies as well as those of USAA Investment Trust, USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., and USAA State Tax-Free Trust. As of the date of this SAI, total assets
under management by the Adviser were in excess of $     billion, of which
approximately $   billion of which are in publicly available mutual funds.


                             THE ADVISORY AGREEMENT

  Under the Advisory Agreement, the Adviser provides an investment program, carries out the investment policies and manages the portfolio assets for each Fund. The Adviser is authorized, subject to the control of the Board of Trustees, to determine the selection, amount and time to buy or sell securities for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay the Adviser a monthly fee equal to the annual rate of 0.20% of the monthly average net assets of each Fund, other than the Aggressive Growth Fund and the International Fund, for which the annual rates are 0.50% and 0.65%, respectively. See "Management" in the Prospectus for further details.

  USAA IMCO received the following investment advisory fees for the Trust's three most recently completed fiscal years ended December 31, 1997, December 31, 1996, and December 31, 1995, respectively:

                                      1997     1996     1995
                                     -------  -------  ------
  Money Market Fund                   29,416  $22,871   8,901
  Income Fund                         50,127  $55,992  44,802
  Growth and Income Fund             139,136  $81,317  46,130
  World Growth Fund                   77,201  $62,425  41,899
  Diversified Assets Fund             79,446  $61,680  45,323
  Aggressive Growth Fund             130,483  $ N/A       N/A
  International Fund                  92,044  $ N/A       N/A

  The Advisory Agreement was most recently approved by the Board of Trustees on November 20, 1997, for a term ending January 2, 1999. The Advisory Agreement will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) and, in either event, a majority of the Trustees who are not interested persons of the Adviser or of the Trust (otherwise than as Trustees), at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, at any time by the Board of Trustees, the Adviser or, with respect to any Fund, by vote of that Fund's shareholders, in each case on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

  Pursuant to the Underwriting and Administrative Services Agreement, dated December 16, 1994 ("Underwriting Agreement"), USAA Life, out of its General Account, assumes the expense of: (a) organizing the Trust; (b) compensation and travel expenses of those Trustees of the Trust who are "interested persons" of the Trust within the meaning of the 1940 Act; and (c) any activity that may be attributable to the Trust as primarily intended to result in the sale of Trust shares to other than current shareholders and/or Contract Owners and/or Policy Owners, including the preparation, setting in type, printing in quantity and distribution of such materials as prospectuses, statements of additional information, supplements to prospectuses and statements of additional information, sales literature (including the Trust's periodic reports to shareholders and any Separate Account and Life Insurance Separate Account periodic report to Contract Owners and Policy Owners), advertising and other promotional material relating to either the Trust or the Account and compensation paid to sales personnel.

  In addition, pursuant to the Underwriting Agreement, USAA Life, out of its General Account, has agreed to pay directly or reimburse the Trust for these Trust expenses to the extent that such expenses, exceed 0.65% of the monthly average net assets of the World Growth Fund, 0.70% of the monthly average net assets of the Aggressive Growth Fund, 1.10% of the monthly average net assets of the International Fund, and 0.35% of the monthly average net assets of each other Fund. Subject to the expense limitation described in the preceding paragraph, the Trust will bear the expense of: (a) all charges, commissions and fees agreed to by it pursuant to the Advisory Agreement by and between the Trust and USAA IMCO in its capacity as Adviser; (b) the charges and expenses of independent auditors and outside counsel retained by the Trust; (c) brokerage commissions for transactions in the portfolio investments of the Trust and similar fees and charges for the acquisition, disposition, lending or borrowing of such portfolio investments; (d) all taxes, including issuance and transfer taxes, and corporate fees, payable by the Trust to Federal, state or other governmental agencies; (e) interest payable on the Trust's borrowings; (f) extraordinary or non-recurring expenses, such as legal claims and liabilities and litigation costs and indemnification payments by the Trust in connection therewith; (g) all expenses of Shareholders and Trustees' meetings (exclusive of compensation and travel expenses of those Trustees of the Trust who are "interested persons" of the Trust within the meaning of the 1940 Act), including those in the following item; (h) compensation and travel expenses of those Trustees who are not "interested persons" within the meaning of the 1940 Act;
(i) the charges and expenses of any registrar, stock transfer or dividend disbursing agent, custodian, or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property;

(j) the fees and expenses involved in registering and maintaining registrations of the Trust and its shares with the SEC and various states and other jurisdictions (other than any such expenses referred to in the following paragraph); (k) membership or association dues for the Investment Company Institute or similar organization; (l) the cost of the fidelity bond required by 1940 Act Rule 17g-1 and any errors and omissions insurance or other liability insurance covering the Trust and/or its officers, Trustees and employees; (m) the preparation, setting in type, printing in quantity and distribution of materials distributed to then-current shareholders and/or Contract Owners and/or Policy Owners of such material as prospectuses, statements of additional information, supplements to prospectuses and statements of additional information, periodic reports to Shareholders and/or Contract Owners, and/or Policy Owners communications, and proxy materials (including proxy statements, proxy cards and voting instruction forms) relating to either the Trust or the Separate Account and the processing, including tabulation, of the results of voting instruction and proxy solicitations; (n), furnishing, or causing to be furnished, to each Shareholder statements of account, including the expense of mailing; and (o) postage. The Underwriting Agreement may be terminated by any party thereto upon 120 day's written notice to the other parties.

                        PRINCIPAL HOLDERS OF SECURITIES

  As of February 24, 1998, USAA Life, either directly or through the Separate Account, owned of record and beneficially the percentages of each Fund's outstanding shares as shown below. As a result of its beneficial ownership, USAA Life may be presumed to control (with the exception of the Money Market Fund) each Fund of the Trust. Such control may dilute the effect of the votes of other shareholders of each Fund presumed to be controlled. USAA Life will vote its Fund shares owned through the Separate Account and Life Insurance Separate Account in accordance with instructions received from Contract Owners (or annuitants or beneficiaries, to the extent provided in the Contracts) and Policy Owners, respectively. If USAA Life determines, however, that it is permitted to vote any Fund shares that it owns in its own right, either directly or through the Separate Account or Life Insurance Separate Account, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder. The address of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288. USAA Life, a Texas corporation, is wholly-owned by United Services Automobile Association.


          Money Market Fund              0%
          Income Fund                72.28%
          Growth and Income Fund     25.87%
          World Growth Fund          52.66%
          Diversified Assets Fund    50.16%
          Aggressive Growth Fund     93.30%
          International Fund         92.64%


  As of February 24, 1998, the Separate Account owned of record the percentages of each Fund's outstanding shares attributable to the Contracts as shown below. The Separate Account is located at 9800 Fredericksburg Road, San Antonio, Texas 78288.



          Money Market Fund                   100.00%
          Income Fund                          27.72%
          Growth and Income Fund               74.13%
          World Growth Fund                    47.34%
          Diversified Assets Fund              49.84%
          Aggressive Growth Fund                6.70%
          International Fund                    7.36%




  Contract Owners may be deemed to beneficially own shares of one or more of the Funds, to the extent that they are given the right to provide voting instructions with regard to shares in those Funds. As of February 24, 1998, Monty Dale Coffin, Beavercreek, Ohio, Ross D. Pierce, Ponte Verde Beach, Florida and Howard M. Meyers, Dallas, Texas, may be deemed to beneficially own 8.03%, 7.64% and 7.37%, respectively, of the Money Market Fund and Harvey J. Moore, Wilton, California may be deemed to beneficially own 11.62% of the Aggressive Growth Fund.

  As of February 24, 1998 the Trustees and officers, as a group, owned less than 1% of the Trust's outstanding voting securities through any Contract. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust or its Adviser.

                        CALCULATION OF PERFORMANCE DATA

  Information regarding the total return and yield of the Funds is provided under "Performance Information" in the Prospectus. See "Valuation of Securities" in this SAI for a discussion of the manner in which the Funds' price per share is calculated.

  Charges imposed under the Contract and Policies will affect the actual return to Contract and Policy Owners. Charges imposed under the Contracts and Policies are not included in the calculation of Yield or Total Return for the Funds shown below. See the prospectuses for the Contracts and Policies for further information.

                           YIELD - MONEY MARKET FUND

  When the Money Market Fund quotes a current annualized yield, it is based on a specified recent seven day calendar period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

  The calculation includes the value of additional shares purchased with dividends on the original share, and other dividends declared on both the original share and any such additional shares, and any expenses and fees that may be charged to the fund. The calculation includes the effect of all expense reimbursements to the Fund. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

  The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding one to the quotient, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

  Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

  For the seven days ended December 31, 1997, the current yield of the Money Market Fund was 5.55%.

                              YIELD - OTHER FUNDS

  The Funds may advertise performance in terms of a 30-day (or one month) yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                  /6/
                                YIELD =  2 [(ab + 1) -1]
                                             --
                                           [(cd    )   ]

Where:
a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursement) c= the average daily number of shares outstanding during the period that were entitled to receive dividends
d=  the maximum offering price per share on the last day of the period


                                  TOTAL RETURN

  The Funds may advertise performance in terms of average annual total return for one, five and ten year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula prescribed by the SEC:

                               P(1 + T)/n/ = ERV

Where:   P=   a hypothetical initial investment of $1,000
         n=   number of years
         ERV= ending redeemable value of a
              hypothetical $1,000 investment made at
              the beginning of the applicable period

  The calculation assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all Fund expenses, net of reimbursements.

  In addition, the Funds may each advertise performance in terms of cumulative total return. Cumulative total return reflects the total change in value of an investment in the Fund over a specified period, including, but not limited to, periods of one, five and ten years, or the period since the Fund's inception through a stated ending date. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P)-1

Where: P=   a hypothetical initial investment of $1,000
       C=   cumulative total return
       ERV= ending redeemable value of a
            hypothetical $1,000 investment made at
            the beginning of the applicable period

  The average annual and cumulative total returns* for each Fund that had operations were as follows:

      FUND                     AVERAGE ANNUAL TOTAL RETURN                CUMULATIVE TOTAL RETURN

                           SINCE INCEPTION**                     SINCE INCEPTION**         YEAR ENDED**
                               THROUGH           YEAR ENDED**        THROUGH               DECEMBER 31,
                           DECEMBER 31, 1997  DECEMBER 31, 1997  DECEMBER 31, 1997             1997
                           -----------------  -----------------  -----------------        --------------
Money Market Fund                5.43%               5.35%              17.18%                  5.35%
Income Fund                     11.65%              11.60%              39.19%                 11.60%
Growth and Income Fund          27.39%              26.43%             106.71%                 26.43%
World Growth Fund               18.22%              14.08%              65.21%                 14.08%
Diversified Assets Fund         20.34%              20.70%              74.29%                 20.70%
Aggressive Growth Fund          18.26%              18.26%              18.26%                 18.26%
International Fund               1.92%               1.92%               1.92%                  1.92%


 *These values reflect the deduction of a .20% annual management fee and other
  Fund expenses, but do not reflect Fund expenses that are voluntarily paid by USAA Life or reimbursed by USAA Life. Without the payment or reimbursement of expenses by USAA Life, these total returns would have been lower.

**The date of inception for the Money Market Fund, Income Fund, Growth and
  Income Fund, World Growth Fund and Diversified Assets Fund was January 5, 1995. The date of inception for the Aggressive Growth Fund and International Fund was May 1, 1997. The return figures for the latter two funds have not been annualized.

                              FINANCIAL STATEMENTS

  The most recent audited financial statements for each Fund of the Trust and the report of the Trust's independent auditor thereon, are incorporated into this SAI by reference to the Trust's Annual Report dated December 31, 1997, which accompanies this SAI.

  Only those sections of the Annual Report that are specifically identified immediately below are incorporated by reference into this SAI:

  Independent Auditors' Report
  Portfolios of Investments in Securities
  Notes to Portfolios of Investments in Securities
  Statements of Assets and Liabilities

  Statements of Operations
  Statements of Changes in Net Assets
  Notes to Financial Statements

APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

  Aaa    Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa     Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A      Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa      Bonds that are rated Baa are considered as medium grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


STANDARD & POOR'S RATINGS GROUP ("S&P")

  AAA    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A      Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


FITCH IBCA, INC. ("FITCH IBCA")

  AAA    Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  BBB    Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DUFF & PHELPS, INC. ("D&P"):

  AAA    Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA     High credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

  A      Protection factors are average but adequate.  However, risk factors are variable and greater in periods of economic stress.

  BBB    Below average protection factors but still considered sufficient for prudent investment.  Considerable variability in risk during economic cycles.


2.  SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

  Prime-1 Issuers rated Prime - 1 (or supporting institutions) have a superior ability for repayment of senior short term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    Leading market positions in well-established industries.

    High rates of return on funds employed.

    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime - 2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime - 3 (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S MUNICIPAL

  MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

  MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

  MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


S&P CORPORATE AND GOVERNMENT

  A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

  A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  A-3 Designation indicates a satisfactory capacity for timely payment. Issues with this designation, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


S&P MUNICIPAL

  SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

  SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH

  F-1   Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

D&P

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1   Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  D-2   Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  D-3   Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


THOMPSON BANKWATCH, INC. ("TBW")

  TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

  TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

  TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  APPENDIX B - COMPARISON OF FUND PERFORMANCE

The Trust may make comparisons in advertising and sales literature between the Funds contained in this SAI and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources also may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper that may cover financial news.

Bank Rate Monitor, a service that publishes rates on various bank products such as certificates of deposit, money market deposit accounts and credit cards.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper that may cover financial news.

Consumer Reports, a monthly magazine that from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper that may cover financial news.

Denver Post, a newspaper that may quote financial news.

Financial Planning, a monthly magazine that may periodically review mutual fund companies.

Financial Services Week, a weekly newspaper that covers financial news.

Financial World, a monthly magazine that periodically features companies in the mutual fund industry.

Forbes, a national business publication that periodically reports the performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper that may cover financial news.

Houston Post, a newspaper that may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bi-monthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the adviser community; includes ranking of mutual funds using a proprietary methodology.

Investment Company Institute, the national association of the U.S. investment company industry.

Investor's Business Daily, a newspaper that covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a monthly publication of industry-wide mutual fund averages by type of fund.

Los Angeles Times, a newspaper that may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Money Fund Report, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds, produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

Mutual Fund Values, a biweekly guidebook to mutual funds produced by Morningstar, Inc.

Newsweek, a national news weekly that may cover business matters.

New York Times, a newspaper that may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Orlando Sentinel, a newspaper which may cover financial news.

Personal Investor, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper that may cover financial news.

San Francisco Chronicle, a newspaper that may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports on mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper that covers financial news.

Washington Post, a newspaper that may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

World Monitor, The Christian Science Monitor Monthly.

Worth, a magazine that covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

  Among the organizations cited above, Lipper Analytical Services, Inc.'s tracking results may be used. A Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The VA Growth & Income Fund will be compared to Lipper's growth & income funds category, the VA Income Fund to Lipper's corporate debt-A rated category, the VA World Growth Fund to Lipper's global fund category, the VA Diversified Assets Fund to Lipper's balanced funds category, the VA Aggressive Growth Fund to Lipper's small company growth funds, the VA International Fund to Lipper's international fund category and the VA Money Market Fund to Lipper's taxable money market funds category. Footnotes in advertisements and other marketing literature will include the time period applicable for any rankings used.

  For comparative purposes, unmanaged indexes of comparable securities may be cited. Examples include the following:

-Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook;

-Lehman Brothers 1-3 year Government/Corporate Index, an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years;

-Lehman Brothers Aggregate Bond Index, an unmanaged index of the Government/Corporate Index, the Mortgage Backed Securities Index, and the Asset-Backed Securities Index;

-Morgan Stanley Capital Index (MSCI) - World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market;

-NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter;

-S&P 500 Index, a broad based unmanaged composite index that represents the average performance of a group of 500 securities widely held, publicly traded stocks.

  Other sources for total return and other performance data that may be used by a Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on open-end mutual fund companies.

                      REGISTRATION STATEMENT ON FORM N-1A
                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

(a)  List of Financial Statements

1. Part A. The Financial Highlights of the USAA Life Investment Trust ("Trust") for the years or periods in the 3 year period ended December 31, 1997, are included in Part A of this Registration Statement.

2. Part B. The most recent audited financial statements for each Fund of the Trust, and the report of the Trust's independent auditor thereon, are incorporated into this Registration Statement by reference to the Trust's Annual Report, dated December 31, 1997.

  Only those sections of the Annual Report that are specifically identified immediately below are incorporated by reference into this Registration
Statement:

  Independent Auditors' Report
  Portfolios of Investments in Securities
  Notes to Portfolios of Investments in Securities
  Statements of Assets and Liabilities
  Statements of Operations
  Statements of Changes in Net Assets
  Notes to Financial Statements


(b)  Exhibits:


   EXHIBIT
     NO.                 DESCRIPTION OF EXHIBITS
     ---                 -----------------------

  (1)  (a)  Certificate of Trust of USAA Life Investment Trust./1/

       (b)  (i)  Master Trust Agreement of USAA Life Investment Trust.

            (ii) Amendment to Master Trust Agreement of USAA Life Investment
                 Trust. /5/

            (iii) Second Amendment to Master Trust Agreement of USAA Life
                  Investment Trust.

  (2) Bylaws of USAA Life Investment Trust. /2/

  (3)  Not Applicable.

  (4)  Not Applicable.

  (5)  (a)  Investment Advisory Agreement by and between USAA Life Investment
       Trust and USAA Investment Management Company, dated December 16, 1994.

       (b) Amendment to Investment Advisory Agreement by and between USAA Life
       Investment Trust, with respect to its Aggressive Growth and International
       Funds, and USAA Investment Management Company, dated February 7,
       1997. /5/

       (c) Second Amendment to Investment Advisory Agreement by and between
       USAA Life Investment Trust and USAA Investment Management Company, dated
       February 18, 1998.

  (6) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management


  Company, dated December 16, 1994, amended as of February 7, 1997, and amended and restated as of February 26, 1998.

  (7) Not Applicable.

  (8)  (a)  Custodian Agreement by and between USAA Life Investment Trust and
       State Street Bank and Trust Company, dated December 16, 1994. /2/

       (b) Amendment to Custodian Agreement by and between USAA Life Investment
       Trust and State Street Bank and Trust Company, dated December 16,
       1994./2/

       (c) First Amendment to the Amendment to the Custodian Agreement by and between USAA Life Investment Trust and State Street Bank and Trust
       Company, dated July 24, 1996. /5/

       (d) Second Amendment to Custodian Agreement by and between USAA Life
       Investment Trust and State Street Bank and Trust Company, dated April 24,
       1997. /6/

       (e) Third Amendment to Custodian Agreement by and between USAA Life
       Investment Trust and State Street Bank and Trust Company, dated February
       18, 1998.

  (9) (a) Transfer Agent Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, dated December 15, 1994.

       (b) Letter Agreement by and between USAA Life Investment Trust and USAA
       Life Insurance Company, dated February 7, 1997, appointing USAA Life as the Transfer Agent and Dividend Disbursing Agent for the Aggressive
       Growth and International Funds.

       (c) Amendment to Transfer Agent Agreement by and between USAA Life
       Investment Trust and USAA Life Insurance Company, dated February 18,
       1998.

  (10)  (a)    Opinion and Consent of Counsel concerning the Money Market,
        Income, Growth and Income, World Growth and Diversified Assets
        Funds./3/

        (b) Opinion and Consent of Counsel concerning the Aggressive Growth and
        International Funds. /5/


  (11)  Consent of KPMG Peat Marwick LLP, Independent Auditor.

  (12)  Not Applicable.

  (13) (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to its Money Market,
        Income, Growth and Income, World Growth and Diversified Assets Funds, dated December 16, 1994./2/

        (b) Ratification of Subscription Agreement Modification, approved by the
        Trust's Board of Trustees on November 30, 1995./4/

        (c) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to its Aggressive Growth and International Funds, dated February 7, 1997./5/

  (14)  Not Applicable.

  (15)  Not Applicable.

  (16) (a) Schedule for Computations of Performance Quotations included in response to Form N-1A, Item 22./4/

        (b) Schedule for Computations of Performance Quotations with respect to the Aggressive Growth Fund and International Fund included in response to Form N-1A, Item 22./7/

  (17)  The Financial Data Schedule required to be filed pursuant to Form N-1A,
        Item 24(b)(17), is filed herewith as Exhibit 27, as dictated by the Commission's Electronic Data Gathering, Analysis, and Retrieval System.

  (18)  Not Applicable.

  (19)  (a)  Powers of Attorney for:  Edwin L. Rosane and James A.Robinson./1/

        (b)  Powers of Attorney for: Michael J.C. Roth, June R. Reedy, Neil H.
        Stone and Gary W. West./2/

  (20)  Persons Controlled By or Under Common Control with Registrant.

  (27)  Financial Data Schedule.

--------
/1/ Previously filed with the initial filing, on August 1, 1994, of Registrant's
    Form N-1A Registration Statement.

/2/ Previously filed on December 22, 1994, with Pre-Effective Amendment No. 1 to
    Registrant's Form N-1A Registration Statement.

/3/ Previously filed on July 3, 1995, with Post-Effective Amendment No. 1 to the
    Registrant's Form N-1A Registration Statement.

/4/ Previously filed on April 29, 1996, with Post-Effective Amendment No. 2 to the Registrant's Form N-1A Registration Statement.

/5/ Previously filed on February 14, 1997, with Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement.

/6/ Previously filed April 29, 1997, with Post-Effective Admendment No. 4 to
    Registrant's Form N1-A Registration Statement.

/7/ Previously filed on August 28, 1997, with Post-Effective Amendment No. 5 to
    Registrant's Form N1-A Registration Statement.

ITEM 25.  Persons Controlled by or Under Common Control with Registrant

  No person is controlled by Registrant. All of the outstanding shares of beneficial interest of Registrant are owned of record by USAA Life Insurance Company ("USAA Life"), which is a wholly-owned subsidiary of United Services Automobile Association ("USAA"), and the Separate Account of USAA Life Insurance Company (the "Separate Account"), a segregated asset account of USAA Life. USAA Life beneficially owns, both directly and through the Separate Account, more than 25% of the shares of each of Registrant's Funds (other than the Money Market Fund), and as a result, may be deemed to control (with the exception of the Money Market Fund) each Fund of the Registrant. Various companies affiliated with Registrant may, therefore, be deemed to be under common control with each Fund (other than the Money Market Fund) of the Registrant. The names of these companies, their relationship to the Registrant and other information about the companies is set forth in an organization chart that is filed herewith in this Form N-1A Registration Statement as Exhibit 20 and incorporated herein by reference.

ITEM 26. Number of Holders of Securities

  As of February 24, 1998, the Trust had the following number of shareholders on record.


TITLE OF FUNDS                   NUMBER OF RECORD HOLDERS
--------------                   ------------------------
       Money Market                                     1
       Income                                           2
       Growth and Income                                2
       World Growth                                     2
       Diversified Assets                               2
       Aggressive Growth                                2
       International                                    2

ITEM 27.  Indemnification

  Indemnification against liability is provided to the Trustees and officers of the Registrant, the underwriter of the Registrant and the following affiliated persons of the Registrant, in the following ways:

  (a) Directors' and Officers' Liability Policy: The Registrant and its Trustees and officers are covered under a joint liability insurance policy ("policy") along with USAA IMCO, other mutual funds managed by USAA IMCO, and USAA Shareholder Account Services. The policy insures against errors and omissions as described therein.

  (b) Indemnification under the Master Trust Agreement, as amended: Under
     Article V of the Registrant's Master Trust Agreement (incorporated herein by reference to Exhibit (1) (b)(i) of this Registration Statement), the Registrant has agreed to indemnify any Shareholder or former Shareholder, and each of its Trustees and officers, including persons serving at the Registrant's request as Directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise, against liability as specified therein.

  (c) Indemnification under the Amended and Restated Underwriting and Administrative Services Agreement: Under Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement by and between the Registrant, USAA Life and USAA IMCO (incorporated herein by reference to Exhibit (6) of this Registration Statement), USAA Life and USAA IMCO have agreed to indemnify the Registrant and one another, and each of the Trustees, Directors and officers (or former Trustees, Directors and officers) of each party, and any person who controls any party, against liability as specified therein.

  (d) Indemnification under the Custodian Agreement, as amended: Under Section 2.12(6) and Section 8 of the Custodian Agreement by and between the Registrant and State Street Bank and Trust Company ("State Street") (incorporated herein by reference to Exhibit (8)(a) of this Registration Statement), State Street has agreed to be responsible to the Registrant for negligence or misconduct, as specified therein. Under Section 9 of the Amendment to the Custodian Agreement by and between the Registrant and State Street (incorporated herein by reference to Exhibit (8)(b) of this Registration Statement), any foreign banking institution employed by the Custodian ("Sub-Custodian") shall indemnify State Street and the Registrant, against liability as specified therein. Under Section 10 of the Amendment to the Custodian Agreement, the Custodian has agreed to be liable for the acts or omissions of a foreign banking institution as specified therein.

  (e) Indemnification under the Transfer Agent Agreement, as amended:  Under
     Section 12 of the Transfer Agent Agreement between the Registrant and USAA Life (incorporated herein by reference to Exhibit (9)(a) of this Registration Statement), USAA Life has agreed to indemnify the Registrant against liability as specified therein, and the Registrant shall indemnify USAA Life against liability as specified therein.

  (f) Indemnification under the Distribution and Administration Agreement, as amended: Under Section 14 of the Distribution and Administration Agreement by and between USAA Life and USAA IMCO (incorporated herein by reference to Exhibit 3 of Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Separate Account, filed on December 22, 1994), USAA Life, on its own behalf and on behalf of the Separate Account, has agreed to indemnify USAA IMCO, its agents, employees and any person who controls USAA IMCO, against liability as specified therein, and USAA IMCO has agreed to indemnify USAA Life, its Directors and officers, the Separate Account, and any person who controls USAA Life, against liability as specified therein.

  (g) Indemnification under the Bylaws of USAA Life: Under Article IX of the Bylaws of USAA Life (incorporated herein by reference to Exhibit 6(b) of the initial filing, on August 1, 1994, of the Form N-4 Registration Statement of the Separate Account), USAA Life has agreed to indemnify any Director, officer, former Director or former officer of USAA Life against liability as specified therein.

  (h) Indemnification under the Delaware Business Trust Act: Under Section 3803(b) of the Delaware Business Trust Act, except to the extent otherwise provided in the governing instrument of a business trust, a Trustee, when acting in such capacity, is not personally liable to any person other than the business trust or a beneficial owner for any act, omission or obligation of the business trust or any Trustee thereof.

  Insofar as indemnification for liabilities arising under Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  Business and Other Connections of Investment Adviser

  Information in response to this item is incorporated by reference to Item 28 of Post-Effective Amendment No. 46 of the Registration Statement of USAA Mutual Fund, Inc., filed September 30, 1997(File No. 2-49560).


ITEM 29.  Principal Underwriters

  (a) USAA IMCO acts as principal underwriter of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. USAA IMCO, an affiliate of USAA, also serves as principal underwriter for the Separate Account, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

  (b) Following is certain information concerning Directors and the president, vice-president, secretary, treasurer, controller and any other officers who perform policy-making functions for USAA IMCO.

NAME AND PRINCIPAL BUSINESS     POSITION AND OFFICES WITH                  POSITION AND OFFICES WITH
         ADDRESS*                      UNDERWRITER                                 REGISTRANT
---------------------------  --------------------------------             --------------------------
Robert G. Davis                   Director and Chairman                              None

Michael J. C. Roth           Director and Vice                                    Trustee and
                             Chairman, Chief Executive                           Vice Chairman
                             Officer and President

Harry W. Miller              Director and Senior Vice                               None
                             President,
                             Equity Investments

John W. Saunders, Jr.        Director and Senior Vice                           Vice President
                             President,
                             Fixed Income Investments

John J. Dallahan             Senior Vice President,                                 None
                             Investment Services

Carl W. Shirley              Senior Vice President, Insurance                       None
                             Company Portfolios

Alex M. Ciccone              Vice President,                                      Compliance
                             Compliance/Assistant Secretary                        Officer

Christopher W. Claus         Vice President                                         None

Sherron A. Kirk              Vice President and
                             Controller                                             None

William R. Pederson          Vice President                                         None

David G. Peebles             Vice President                                         None

Michael D. Wagner            Vice President,                                        None
                             Secretary and Counsel

Kenneth E. Willmann          Vice President                                         None

NAME AND PRINCIPAL BUSINESS     POSITION AND OFFICES WITH                  POSITION AND OFFICES WITH
         ADDRESS*                      UNDERWRITER                                 REGISTRANT
---------------------------  --------------------------------             --------------------------
Patricia P. Cavazos          Vice President                                          None

David G. Miller              Vice President                                          None

Thomas Ramos                 Vice President                                          None

--------

* The principal business address for all of the above Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, TX 78288.


  (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records

  The following entities prepare, maintain and preserve the records required by
Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such records will be maintained on behalf of the Registrant for the periods prescribed by the rules and regulations of the Commission under the 1940 Act and that such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

  (1)  USAA Life Insurance Company
       9800 Fredericksburg Road,
       San Antonio, Texas  78288

  (2) USAA Investment Management Company
      10750 Robert F. McDermott Freeway
      San Antonio, Texas  78288

  (3) State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts  02110


ITEM 31.  Management Services

     Not Applicable.


ITEM 32.  Undertakings

  (a)  Not Applicable.

  (b)  Not Applicable.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

  (d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 26th day of February, 1998.


                                          USAA LIFE INVESTMENT TRUST

                                          BY: /s/ EDWIN L. ROSANE
                                             --------------------
                                          Edwin L. Rosane
                                          President and Principal Executive
                                          Officer


                                          USAA LIFE INVESTMENT TRUST

ATTEST:

 /s/ DWAIN AKINS
---------------------------
Dwain A. Akins
Assistant Secretary
USAA LIFE INVESTMENT TRUST

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following persons in the capacity and on the date indicated.

           (SIGNATURE)              (TITLE)                       (DATE)

    /s/ EDWIN L. ROSANE    President and Chairman of the     February 26, 1998
  ----------------------       Board of Trustees
        Edwin L. Rosane    (Principal Executive Officer)


  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following persons in the capacity and on the date indicated.

           (SIGNATURE)              (TITLE)              (DATE)

   /s/ JAMES A. ROBINSON    (Principal Financial and       February 26, 1998
  -----------------------      Accounting Officer)
       James A. Robinson

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following person ins the capacity and on the date indicated.

           (SIGNATURE)                 (TITLE)              (DATE)

            /s/ JUNE R. REEDY         Trustee        February 26, 1998
            -----------------
                June R. Reedy

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following person ins the capacity and on the date indicated.

           (SIGNATURE)                (TITLE)              (DATE)

              /s/ MICHAEL J.C. ROTH   Trustee        February 26, 1998
              ---------------------
                  Michael J.C. Roth

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following persons in the capacity and on the date indicated.

           (SIGNATURE)              (TITLE)              (DATE)

         /s/ *NEIL H. STONE         Trustee         February 26, 1998
         ----------------------
              Neil H. Stone

            *Dwain A. Akins
           Attorney-in-fact

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed for Registrant by the following persons in the capacity and on the date indicated.


           (SIGNATURE)              (TITLE)              (DATE)

         /s/  GARY W. WEST          Trustee         February 26, 1998
         -------------------
              Gary W. West

                                 EXHIBIT INDEX



EXHIBIT
-------

  (1)(b)(i) Master Trust Agreement of USAA Life Investment Trust.

     (b)(iii) Second Amendment to Master Trust Agreement of USAA Life Investment
              Trust.

  (5)(a) Investment Advisory Agreement by and between USAA Life Investment Trust and USAA Investment Management Company, dated December 16, 1994.

     (c) Second Amendment to Investment Advisory Agreement by and between USAA
         Life Investment Trust and USAA Investment Management Company, dated
         February 18, 1998.

  (6) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 16, 1994, amended as of, February 7, 1997, and amended and restated as of, February 26, 1998.

  (8)  (e) Third Amendment to Custodian Agreement by and between USAA Life
           Investment Trust and State Street Bank and Trust Company, dated
           February 18, 1998.



  (9) (a) Transfer Agent Agreement by and between USAA Life Insurance Trust and USAA Life Insurance Company, dated December 15, 1994.

       (b)  Letter Agreement by and between USAA Life Investment Trust and USAA
            Life Insurance Company, dated February 7, 1997, appointing USAA Life as the Transfer Agent and Dividend Disbursing Agent for the Aggressive Growth and International Funds.

       (c)  Amendment to Transfer Agent Agreement by and between USAA Life
            Investment Trust and USAA Life Insurance Company, dated February 18,
            1998.

   11  Consent of KPMG Peat Marwick LLP, Independent Auditor.

   20  Persons Controlled By by or Under Common Control with Registrant.

   27  Financial Data Schedule.

                                       ii